    AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON NOVEMBER 8, 1995

                                                       REGISTRATION NO. 33-54729
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                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                   ------------------------------------------

                         POST-EFFECTIVE AMENDMENT NO. 1
                                       TO
                                    FORM S-6

                   ------------------------------------------

                   FOR REGISTRATION UNDER THE SECURITIES ACT
                    OF 1933 OF SECURITIES OF UNIT INVESTMENT
                        TRUSTS REGISTERED ON FORM N-8B-2

                   ------------------------------------------

A. EXACT NAME OF TRUST:

                        MUNICIPAL INVESTMENT TRUST FUND
                             MULTISTATE SERIES--71
                              DEFINED ASSET FUNDS

B. NAMES OF DEPOSITORS:

               MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED
                               SMITH BARNEY INC.
                       PRUDENTIAL SECURITIES INCORPORATED
                           DEAN WITTER REYNOLDS INC.
                            PAINEWEBBER INCORPORATED

C. COMPLETE ADDRESSES OF DEPOSITORS' PRINCIPAL EXECUTIVE OFFICES:


 MERRILL LYNCH, PIERCE,
     FENNER & SMITH
      INCORPORATED
   DEFINED ASSET FUNDS
  POST OFFICE BOX 9051
     PRINCETON, N.J.
       08543-9051                                     SMITH BARNEY INC.
                                                        388 GREENWICH
                                                     STREET--23RD FLOOR
                                                     NEW YORK, NY 10013



  PRUDENTIAL SECURITIES  PAINEWEBBER INCORPORATED DEAN WITTER REYNOLDS INC.
      INCORPORATED          1285 AVENUE OF THE         TWO WORLD TRADE
    ONE SEAPORT PLAZA            AMERICAS            CENTER--59TH FLOOR
    199 WATER STREET       NEW YORK, N.Y. 10019     NEW YORK, N.Y. 10048
  NEW YORK, N.Y. 10292


D. NAMES AND COMPLETE ADDRESSES OF AGENTS FOR SERVICE:


  TERESA KONCICK, ESQ.      LAURIE A. HESSLEIN       DOUGLAS LOWE, ESQ.
      P.O. BOX 9051          388 GREENWICH ST.    130 LIBERTY STREET--29TH
     PRINCETON, N.J.       NEW YORK, N.Y. 10013             FLOOR
       08543-9051                                   NEW YORK, N.Y. 10006

   LEE B. SPENCER, JR.       ROBERT E. HOLLEY            COPIES TO:
    ONE SEAPORT PLAZA        1200 HARBOR BLVD.     PIERRE DE SAINT PHALLE,
    199 WATER STREET       WEEHAWKEN, N.J. 07087            ESQ.
  NEW YORK, N.Y. 10292                              450 LEXINGTON AVENUE
                                                    NEW YORK, N.Y. 10017


The issuer has registered an indefinite number of Units under the Securities Act of 1933 pursuant to Rule 24f-2 and filed the Rule 24f-2 Notice for the most recent fiscal year on February 16, 1995.

Check box if it is proposed that this filing will become effective on November 17, 1995 pursuant to paragraph (b) of Rule 485. / x /

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                                                   DEFINED ASSET FUNDSSM
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MUNICIPAL INVESTMENT          This Defined Fund consists of fixed portfolios of
TRUST FUND                    long-term bonds issued by a single state and its
MULTISTATE SERIES--71         local governments and authorities or by certain
(UNIT INVESTMENT              U.S. territories or possessions. Each Trust is
TRUSTS)                       formed to provide interest income which in the
------------------------------opinion of counsel is, with certain exceptions,
/ / DESIGNED FOR              exempt from Federal income taxes and from certain
      TAX-FREE INCOME         state and local taxes of the State for which the
/ / DEFINED PORTFOLIOS OF     Trust is named but may be subject to other state
      MUNICIPAL BONDS         and local taxes. There is no assurance that this
/ / MONTHLY INCOME            objective will be met because it is subject to the
CALIFORNIA INSURED TRUST      continuing ability of issuers of the bonds to meet
FLORIDA INSURED TRUST         their principal and interest requirements.
MICHIGAN INSURED TRUST        Furthermore, the market value of the bonds, and
NEW JERSEY INSURED TRUST      therefore the value of the Units, will fluctuate
NEW YORK INSURED TRUST        with changes in interest rates and other factors.
PENNSYLVANIA INSURED TRUST    Each Trust is insured. This insurance guarantees
                              the timely payment of principal and interest on but does not guarantee the market value of the bonds or the value of the Units.
                              Minimum Purchase: One Unit



                               -------------------------------------------------
                               THESE SECURITIES HAVE NOT BEEN APPROVED OR
                               DISAPPROVED BY THE SECURITIES AND EXCHANGE
                               COMMISSION OR ANY STATE SECURITIES COMMISSION NOR
                               HAS THE COMMISSION OR ANY STATE SECURITIES
                               COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY
                               OF THIS DOCUMENT. ANY REPRESENTATION TO THE
                               CONTRARY IS A CRIMINAL OFFENSE.
                               -------------------------------------------------
SPONSORS:                      PART A OF THIS PROSPECTUS MAY NOT BE DISTRIBUTED
Merrill Lynch,                 UNLESS ACCOMPANIED BY MUNICIPAL INVESTMENT TRUST
Pierce, Fenner & Smith         FUND PROSPECTUS PART B.
Incorporated                   INVESTORS SHOULD READ BOTH PARTS OF THIS
Smith Barney Inc.              PROSPECTUS CAREFULLY AND RETAIN THEM FOR FUTURE
Prudential Securities          REFERENCE.
Incorporated                   INQUIRIES SHOULD BE DIRECTED TO THE TRUSTEE AT
Dean Witter Reynolds Inc.      1-800-323-1508.
PaineWebber Incorporated       PROSPECTUS PART A DATED NOVEMBER 17, 1995.

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Def ined Asset FundsSM
Defined Asset Funds is America's oldest and largest family of unit investment trusts, with over $100 billion sponsored since over the last 25 years. Each Defined Asset Fund is a portfolio of preselected securities. Each portfolio is divided into 'units' representing equal shares of the underlying assets. Each unit receives an equal share of income and principal distributions.

Defined Asset Funds offer several defined 'distinctives'. You know in advance what you are investing in and that changes in the portfolio are limited - a defined portfolio. Most defined bond funds pay interest monthly - defined income. The portfolio offers a convenient and simple way to invest - simplicity defined.

Your financial professional can help you select a Defined Asset Fund to meet your personal investment objectives. Our size and market presence enable us to offer a wide variety of investments. The Defined Asset Funds family offers:

  o Municipal portfolios
o Corporate portfolios
o Government portfolios
o Equity portfolios
o International portfolios

The terms of Defined Funds are as short as one year or as long as 30 years. Special defined funds are available including: insured funds, double and triple tax-free funds and funds with 'laddered maturities' to help protect against changing interest rates. Defined Asset Funds are offered by prospectus only.
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Defined Multistate Series
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Our defined portfolios of municipal bonds offer you a simple and convenient way to earn tax-free monthly income. And by purchasing Defined Asset Funds, you not only receive professional selection but also gain the advantage of reduced risk by investing in bonds of several different issuers.

INVESTMENT OBJECTIVE

To provide interest income exempt from regular federal income taxes through investment in a fixed portfolio consisting primarily of municipal bonds issued by or on behalf of a single state and its local governments and authorities. Units may also be exempt from certain state and local taxes for residents of the State.

DIVERSIFICATION

Each Portfolio contains a number of different bond issues. Spreading your investment among different issuers reduces your risk, but does not eliminate it, especially since each Portfolio contains bonds of only one State. Because of maturities, sales or other dispositions of bonds, the size, composition and return of the Portfolio will change over time. The information in this prospectus is as of August 31, 1995, the evaluation date.
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Defining Your Portfolio
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PROFESSIONAL SELECTION AND SUPERVISION

Each Portfolio contains a variety of bonds selected by experienced buyers and research analysts. The Fund is not actively managed; however, it is regularly reviewed and a bond can be sold if retaining it is considered detrimental to investors' interests.

MONTHLY FEDERALLY TAX-FREE INTEREST INCOME

Each Portfolio pays monthly income, even though the bonds generally pay interest semi-annually.

INSURANCE

The bonds included in each Trust are insured. This insurance guarantees the timely payment of principal and interest on the bonds, but does not guarantee the value of the bonds or the units. Insurance does not cover accelerated payments of principal or any increase in interest payments or premiums payable on mandatory redemptions, including if interest on a bond is determined to be taxable. (See Bonds Backed by Letters of Credit or Insurance in Part B).

BOND CALL FEATURES

It is possible that during periods of falling interest rates, a bond with a coupon higher than current market rates will be prepaid or 'called', at the option of the bond issuer, before its expected maturity. When bonds are initially callable, the price is usually at a premium to par which then declines to par over time. Bonds may also be subject to a mandatory sinking fund or have extraordinary redemption provisions. For example, if the bond's proceeds are not able to be used as intended the bond may be redeemed. This redemption and the sinking fund are often at par.

CALL PROTECTION

Although many bonds are subject to optional refunding or call provisions, we selected bonds with call protection. This call protection means that any bond in a Portfolio generally cannot be called for a number of years after the initial date of deposit (which was September 15, 1994) and thereafter at a declining premium over par.

TAX INFORMATION

Based on the opinion of bond counsel, income from the bonds held by this Fund is generally 100% exempt under existing laws from regular federal income tax and certain state and local personal income taxes for residents of a particular State. Any gain on a disposition of the underlying bonds or units will be subject to tax.
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Defining Your Investment
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PUBLIC OFFERING PRICE

The Public Offering Price as of the evaluation date, is based on the aggregate bid side value of the underlying bonds in the Portfolio, divided by the number of units outstanding, plus a sales charge. The Public Offering Price on any subsequent date will vary. An amount equal to principal cash, if any, as well as net accrued but undistributed interest on the unit is added to the Public Offering Price. The underlying bonds are evaluated by an independent evaluator at 3:30 p.m. Eastern time on every business day.

REINVESTMENT OPTION

You can elect to automatically reinvest your distributions into a separate portfolio of federally tax-exempt bonds. Most or all of the bonds in that portfolio, however, will not be insured or exempt from state and local taxes. Reinvesting helps to compound your income free of federal income taxes.

PRINCIPAL DISTRIBUTIONS

Principal from sales, redemptions and maturities of bonds in the Portfolios will be distributed to investors periodically when the amount to be distributed is more than $5.00 per unit.

SELLING YOUR INVESTMENT

You may sell your units at any time. Your price is based on the then current net asset value of the Portfolio (based on the lower bid side evaluation of the bonds, as determined by an independent evaluator), plus principal cash, if any, as well as accrued interest. There is no fee for selling your units.
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Defining Your Risks
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RISK FACTORS

Unit price fluctuates and could be adversely affected by increasing interest rates as well as the financial condition of the issuers of the bonds and any insurance companies backing certain of the bonds. Because of the possible maturity, sale or other disposition of securities, the size, composition and return of the portfolio may change at any time. Because of the sales charges, returns of principal and fluctuations in unit price, among other reasons, the sale price will generally be less than the cost of your units. Unit prices could also be adversely affected if a limited trading market exists in any security to be sold. There is no guarantee that the Fund will achieve its investment objective.

In addition, each Portfolio has fewer bond issues than a national fund, and is concentrated in bonds of issuers located in only one State. There may be additional risk from decreased diversification as well as from factors particular to that State.

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                        Defined California Insured Trust
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PORTFOLIO DIVERSIFICATION

The Portfolio contains 8 California bonds.

TYPES OF BONDS

The Portfolio consists of municipal bonds of the following types:


                                                   APPROXIMATE
                                                    PORTFOLIO
                                                   PERCENTAGE
/ / Hospitals/Health Care Facilities                   15%
/ / Lease Rental Appropriation                         15%
/ / Municipal Water/Sewer Utilities                    33%
/ / State/Local Municipal Electric
  Utilities                                            22%
/ / Universities/Colleges                              15%


INSURANCE

The approximate percentage of the aggregate face amount of the Portfolio insured by each insurance company is:


Financial Guaranty Insurance Company                    26%
Capital Markets Assurance Corporation                   14%
MBIA Insurance Corporation                              60%


RISK FACTORS

The Portfolio is concentrated in Municipal Water/Sewer Utility bonds and is therefore dependent to a significant degree on revenues generated from those particular activities. (See Risk Factors in Part B.) The Portfolio is also concentrated in bonds of California issuers and is subject to additional risk from decreased diversification as well as from factors that may be particular to California, which are briefly described on page A-5.
PREMIUM AND DISCOUNT ISSUES

On the evaluation date, 45% of the bonds were valued at a premium over par and 55% at a discount from par (see Risk Factors in Part B).

TERMINATION DATE

The Portfolio will generally terminate no later than the maturity date of the last maturing bond listed in the Portfolio. The Portfolio may be terminated if the value is less than 40% of the face amount of bonds deposited. On the evaluation date the value of the Portfolio was 99% of the face amount of bonds deposited.

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Defining Your Income
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WHAT YOU MAY EXPECT

(PAYABLE ON THE 25TH DAY OF THE MONTH TO HOLDERS OF RECORD ON THE 10TH DAY OF THE MONTH):


Regular Monthly Income per unit:                         $    4.85
Annual Income per unit:                                  $   58.20


These figures are estimates determined as of the evaluation date and actual payments may vary.
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Defining Your Costs
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PUBLIC OFFERING PRICE PER UNIT                     $1,049.39

The Public Offering Price as of August 31, 1995, the evaluation date, is based on the aggregate bid side value of the bonds ($3,966,695), divided by the number of units outstanding (4,000), plus a sales charge of 5.50%. An amount equal to principal cash, if any, as well as net accrued but undistributed interest on the unit is added to the Public Offering Price.

The per unit bid side redemption and secondary market repurchase price as of the evaluation date was $991.67 ($57.72 less than the Public Offering Price).

SALES CHARGE

Although the Trust is a unit investment trust rather than a mutual fund, the following information is presented to permit a comparison of fees and an understanding of the direct or indirect costs and expenses that you pay.


                                                          As a %
                                                    of Secondary
                                                   Market Public
                                                   Offering Price
                                                   -----------------
Maximum Sales Charges                                       5.50%


ESTIMATED ANNUAL FUND OPERATING EXPENSES


                                                       Per Unit
                                                   --------------
Trustee's Fee                                        $     0.70
Maximum Portfolio Supervision and Bookkeeping
  Fees                                               $     0.45
Evaluator's Fee                                      $     0.32
Other Operating Expenses                             $     0.65
                                                   --------------
TOTAL                                                $     2.12

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                           California Taxes and Risks
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CALIFORNIA RISK FACTORS

     The State of California continues to confront budgetary concerns. State expenditures in recent years have exceeded projected amounts mainly because of increased health and welfare caseloads, lower property taxes (requiring State support for certain education expenses), lower than expected federal government payments for immigration related costs, significant additional costs associated with the construction and operation of correctional institutions and extraordinary expenditures related to the January 1994 Los Angeles earthquake and the recent severe flooding in various parts of the State. Also, in December 1994, Orange County, California and its Investment Pool filed for bankruptcy in connection with substantial losses experienced by the Pool. The County has since defaulted on certain of its obligations and substantial budget deficits may be experienced by the County and other public agencies which participate in the Pool. The ultimate financial impact of these events upon the County and other Pool investors and the State of California, generally, or the liquidity or value of their securities, cannot be predicted.

     To balance the budget, the Governor of California has proposed, among other things, a series of revenue shifts from local government, reliance on increased federal aid and reductions in state spending. Major adjustments reflected in recent budgets include a shift in property taxes from cities, counties, special districts and redevelopment agencies to school and community college districts, severe reductions in support for health and welfare programs and higher education, and various other cuts in services, suspensions of tax credits and payment deferrals.

     Certain California constitutional amendments, legislative measures, executive orders, administrative regulations and voter initiatives could have adverse effects on the California economy. Among these are measures that have established tax, spending or appropriations limits and prohibited the imposition of certain new taxes, authorized the transfers of tax liabilities and reallocations of tax receipts among governmental entities and provided for minimum levels of funding.

     Certain bonds in the Trust may be subject to provisions of California law that could adversely affect payments on those bonds or limit the remedies available to bondholders. Among these are bonds of health care institutions which are subject to the strict rules and limits regarding reimbursement payments of California's Medi-Cal Program for health care services to welfare beneficiaries, and bonds secured by liens on real property.

     General obligation bonds of the State of California are currently rated A1 by Moody's and A by Standard & Poor's.

CALIFORNIA TAXES

     In the opinion of O'Melveny & Myers, Los Angeles, California, special counsel on California tax matters, under existing California law:

     The Trust is not an association taxable as a corporation for California tax purposes. Each holder will be considered the owner of a pro rata portion of the Trust Fund and will be deemed to receive his pro rata portion of the income therefrom. To the extent interest on the Debt Obligations is exempt from California personal income taxes, said interest is similarly exempt from California personal income taxes in the hands of the holders, except to the extent such holders are banks or corporations subject to the California franchise tax. Holders will be subject to California income tax on any gain on the disposition of all or part of his pro rata portion of a Debt Obligation in the Trust Fund. A holder will be considered to have disposed of all or part of his pro rata portion of each Debt Obligation when he sells or redeems all or some of his Units. A holder will also be considered to have disposed of all or part of his pro rata portion of a Debt Obligation when all or part of the Debt Obligation is sold by the Trust Fund or is redeemed or paid at maturity. The Debt Obligations and the Units are not taxable under the California personal property tax law.

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                         Defined Florida Insured Trust
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PORTFOLIO DIVERSIFICATION

The Portfolio contains 7 Florida bonds.

TYPES OF BONDS

The Portfolio consists of municipal bonds of the following types:


                                                   APPROXIMATE
                                                    PORTFOLIO
                                                   PERCENTAGE
/ / Airports/Ports/Highways                            15%
/ / General Obligation                                 15%
/ / Hospitals/Health Care Facilities                   8%
/ / Lease Rental Appropriation                         15%
/ / Municipal Water/Sewer Utilities                    31%
/ / Special Tax                                        15%


INSURANCE

The approximate percentage of the aggregate face amount of the Portfolio insured by each insurance company is:


AMBAC Indemnity Corporation                             23%
Financial Guaranty Insurance Company                    46%
MBIA Insurance Corporation                              31%


RISK FACTORS

The Portfolio is concentrated in Municipal Water/Sewer Utility bonds and is therefore dependent to a significant degree on revenues generated from those particular activities. (See Risk Factors in Part B.) The Portfolio is also concentrated in bonds of Florida issuers and is subject to additional risk from decreased diversification as well as from factors that may be particular to Florida, which are briefly described on page A-7.
PREMIUM AND DISCOUNT ISSUES

On the evaluation date, 62% of the bonds were valued at a premium over par and 38% at a discount from par (see Risk Factors in Part B).

TERMINATION DATE

The Portfolio will generally terminate no later than the maturity date of the last maturing bond listed in the Portfolio. The Portfolio may be terminated if the value is less than 40% of the face amount of bonds deposited. On the evaluation date the value of the Portfolio was 98% of the face amount of bonds deposited.

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Defining Your Income
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WHAT YOU MAY EXPECT

(PAYABLE ON THE 25TH DAY OF THE MONTH TO HOLDERS OF RECORD ON THE 10TH DAY OF THE MONTH):


Regular Monthly Income per unit:                         $    4.66
Annual Income per unit:                                  $   55.92


These figures are estimates determined as of the evaluation date and actual payments may vary.
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Defining Your Costs
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PUBLIC OFFERING PRICE PER UNIT                     $1,039.09

The Public Offering Price as of August 31, 1995, the evaluation date, is based on the aggregate bid side value of the bonds ($3,191,300), divided by the number of units outstanding (3,250), plus a sales charge of 5.50%. An amount equal to principal cash, if any, as well as net accrued but undistributed interest on the unit is added to the Public Offering Price.

The per unit bid side redemption and secondary market repurchase price as of the evaluation date was $981.94 ($57.15 less than the Public Offering Price).

SALES CHARGE

Although the Trust is a unit investment trust rather than a mutual fund, the following information is presented to permit a comparison of fees and an understanding of the direct or indirect costs and expenses that you pay.


                                                          As a %
                                                    of Secondary
                                                   Market Public
                                                   Offering Price
                                                   -----------------
Maximum Sales Charges                                       5.50%


ESTIMATED ANNUAL FUND OPERATING EXPENSES


                                                      Per Unit
                                                  ---------------
Trustee's Fee                                        $    0.70
Maximum Portfolio Supervision and Bookkeeping
  Fees                                               $    0.45
Evaluator's Fee                                      $    0.39
Other Operating Expenses                             $    0.77
                                                  ---------------
TOTAL                                                $    2.31

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                            Florida Taxes and Risks
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FLORIDA RISK FACTORS

     The financial condition of the State of Florida is affected by various national, economic, social and environmental policies and conditions. Additionally, limitations placed by the State's Constitution on the State and its local governments covering income taxes, ad valorem taxes, bond indebtedness and other matters, as well as various statutory limitations, may constrain the revenue-generating capacity of the State and its local governments and, therefore, the ability of the issuers of the Bonds to satisfy their obligations.

     The economic vitality of the State and its various regions and, therefore, the ability of the State and its local govenments to satisfy the Bonds, are affected by numerous factors. South Florida is susceptible to international trade and currency imbalances and to economic problems in Central and South America due to its geographical location and its involvement with foreign trade, tourism and investment capital. The central and northern portions of the State, on the other hand, could be impacted by problems in the agricultural sector, including crop failures, severe weather conditions or other agriculture-related problems, particularly with regard to the citrus and sugar industries. The State's economy also has historically been somewhat dependent on the tourism and construction industries and is sensitive to trends in those sectors.

     General obligation bonds of the State are currently rated Aa by Moody's Investors Service and AA by Standard & Poor's.

FLORIDA TAXES

       In the opinion of Greenberg, Traurig, Hoffman, Lipoff, Rosen & Quentel, P.A., Miami, Florida, special counsel on Florida tax matters, under existing Florida law:

       1. The Fund will not be subject to income, franchise or other taxes of a similar nature imposed by the State of Florida or its subdivisions, agencies or instrumentalities.

       2. Because Florida does not impose a personal income tax, non-corporate investors in Units of the Fund will not be subject to any Florida income taxes with respect to (i) amounts received by the Fund on the Bonds it holds; (ii) amounts which are distributed by the Fund to non-corporate investors in Units of the Fund or (iii) any gain realized on the sale or redemption of Bonds by the Fund or of a Unit of the Fund by a non-corporate investor. However, corporations as defined in Chapter 220, Florida Statutes
     (1991), which are otherwise subject to Florida income taxation will be subject to tax on their respective share of any income and gain realized by the Fund and on any gain realized by a corporate investor on the sale or redemption of Units of the Fund by the corporate investor.

       3. The Units will be subject to Florida estate taxes only if held by Florida residents, or if held by non-residents deemed to have business sites in Florida. The Florida estate tax is limited to the amount of the credit for state death taxes provided for in Section 2011 of the Internal Revenue Code, as amended.

       4. Bonds issued by the State of Florida or its political subdivisions are exempt from Florida intangible personal property taxation under Chapter 199, Florida Statutes (1991), as amended. Bonds issued by the Government of Puerto Rico or by the Government of Guam, or by their authority, are exempt by Federal statute from taxes such as the Florida intangible personal property tax. Thus, the Fund will not be subject to Florida intangible personal property tax on any Bonds in the Fund issued by the State of Florida or its political subdivisions, by the Government of Puerto Rico or by its authority or by the Government of Guam or by its authority. In addition, the Units of the Fund will not be subject to the Florida intangible personal property tax if the Fund invests solely in such Florida, Puerto Rico or Guam debt obligations.

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                         Defined Michigan Insured Trust
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PORTFOLIO DIVERSIFICATION

The Portfolio contains 7 Michigan bonds.

TYPES OF BONDS

The Portfolio consists of municipal bonds of the following types:


                                                   APPROXIMATE
                                                    PORTFOLIO
                                                   PERCENTAGE
/ / General Obligation                                 39%
/ / Hospitals/Health Care Facilities                   15%
/ / Industrial Development Revenue                     15%
/ / Special Tax                                        15%
/ / Universities/Colleges                              15%


INSURANCE

The approximate percentage of the aggregate face amount of the Portfolio insured by each insurance company is:


AMBAC Indemnity Corporation                             31%
Financial Guaranty Insurance Company                    38%
MBIA Insurance Corporation                              31%


RISK FACTORS

The Portfolio is concentrated in General Obligation bonds. (See Risk Factors in Part B.) The Portfolio is also concentrated in bonds of Michigan issuers and is subject to additional risk from decreased diversification as well as from factors that may be particular to Michigan, which are briefly described on page A-9.

PREMIUM AND DISCOUNT ISSUES
On the evaluation date, 31% of the bonds were valued at a premium over par and 69% at a discount from par (see Risk Factors in Part B).

TERMINATION DATE
The Portfolio will generally terminate no later than the maturity date of the last maturing bond listed in the Portfolio. The Portfolio may be terminated if the value is less than 40% of the face amount of bonds deposited. On the evaluation date the value of the Portfolio was 97% of the face amount of bonds deposited.

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Defining Your Income
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WHAT YOU MAY EXPECT

(PAYABLE ON THE 25TH DAY OF THE MONTH TO HOLDERS OF RECORD ON THE 10TH DAY OF THE MONTH):


Regular Monthly Income per unit:                         $    4.66
Annual Income per unit:                                  $   55.92


These figures are estimates determined as of the evaluation date and actual payments may vary.
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Defining Your Costs
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PUBLIC OFFERING PRICE PER UNIT                     $1,030.95

The Public Offering Price as of August 31, 1995, the evaluation date, is based on the aggregate bid side value of the bonds ($3,166,308), divided by the number of units outstanding (3,250), plus a sales charge of 5.50%. An amount equal to principal cash, if any, as well as net accrued but undistributed interest on the unit is added to the Public Offering Price.

The per unit bid side redemption and secondary market repurchase price as of the evaluation date was $974.25 ($56.70 less than the Public Offering Price).

SALES CHARGE

Although the Trust is a unit investment trust rather than a mutual fund, the following information is presented to permit a comparison of fees and an understanding of the direct or indirect costs and expenses that you pay.


                                                          As a %
                                                    of Secondary
                                                   Market Public
                                                   Offering Price
                                                   -----------------
Maximum Sales Charges                                       5.50%


ESTIMATED ANNUAL FUND OPERATING EXPENSES


                                                      Per Unit
                                                  ---------------
Trustee's Fee                                        $    0.70
Maximum Portfolio Supervision and Bookkeeping
  Fees                                               $    0.45
Evaluator's Fee                                      $    0.39
Other Operating Expenses                             $    0.73
                                                  ---------------
TOTAL                                                $    2.27

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                            Michigan Taxes and Risks
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MICHIGAN RISK FACTORS

     Due primarily to the fact that the leading sector of the State of Michigan's economy is the manufacturing of durable goods, economic activity in the State has tended to be more cyclical than in the nation as a whole. As a result, any substantial national economic downturn is likely to have an adverse effect on the economy of the State and on the revenues of the State and some of its local governmental units. Additionally, the State's economy is reliant, to a significant degree, upon the auto industry and could be adversely affected by changes in the auto industry, notably consolidation and plant closings resulting from competitive pressures and over-capacity. Recently, as well as historically, the average monthly unemployment rate in the State has been higher than the average figures for the United States.

     On March 15, 1994, the electors of the State voted to amend the State's Constitution to increase the State sales tax rate from 4% to 6% and to place an annual cap on property assessment increases for all property taxes. Companion legislation also cut the State's income tax rate from 4.6% to 4.4%. In addition, property taxes for school operating purposes have been reduced and school funding is being provided from a combination of property taxes and state revenues, some of which are being provided from new or increased State taxes. The legislation also contains other provisions that may reduce or alter the revenues of local units of government and tax increment bonds could be particularly affected.

     Constitutional limitations on the amount of total state revenues which may be raised from taxes and certain other sources may also affect State operations and revenue sharing to local units of government.

     The foregoing financial conditions and constitutional provisions could adversely affect the market value or marketability of the Michigan obligations in the Portfolio and indirectly affect the ability of local governmental units to pay debt service on their obligations.

     Michigan's general obligation bonds are rated AA by Moody's and AA by Standard & Poor's.

MICHIGAN TAXES

     In the opinion of Miller, Canfield, Paddock and Stone, P.L.C., Detroit, Michigan, special counsel on Michigan tax matters, under existing Michigan law:

     The Trust and the owners of Units will be treated for purposes of the Michigan income tax laws and the Single Business Tax in substantially the same manner as they are for purposes of Federal income tax laws, as currently enacted. Accordingly, we have relied upon the opinion of Messrs. Davis Polk & Wardwell as to the applicability of Federal income tax under the Internal Revenue Code of 1986, as amended, to the Trust and investors in the Trust.

     Under the income tax laws of the State of Michigan, the Trust is not an association taxable as a corporation; the income of Trust will be treated as the income of the investors in the Trust and be deemed to have been received by them when received by the Trust. Interest on the Bonds in the Trust which is exempt from tax under the Michigan income tax laws when received by the Trust will retain its status as tax exempt interest to the investors in the Trust.

     For purposes of the Michigan income tax laws, each investor in the Trust will be considered to have received his pro rata share of interest on each Bond in the Trust when it is received by the Trust, and each investor will have a taxable event when the Trust disposes of a Bond (whether by sale, exchange, redemption or payment at maturity) or when the investor redeems or sells his Unit, to the extent the transaction constitutes a taxable event for Federal income tax purposes. The tax cost of each Unit to an investor will be established and allocated for purposes of the Michigan income tax laws in the same manner as such cost is established and allocated for Federal income tax purposes.

     Under the Michigan intangibles tax, the Trust is not taxable and the pro rata ownership of the underlying Bonds as well as the interest thereon, will be exempt to the investors in the Trust to the extent the Trust consists of obligations of the State of Michigan or its political subdivisions or municipalities or obligations of the Government of Puerto Rico, or of any, other possession, agency or instrumentality of the United States. The Intangibles Tax is being phased out, with reductions of twenty-five percent (25%) in 1994 and 1995, fifty percent (50%) in 1996, and seventy-five percent (75%) in 1997, with total repeal effective January 1, 1998.

     The Michigan Single Business Tax replaced the tax on corporate and financial institution income under the Michigan Income Tax, and the intangibles tax with respect to those intangibles of persons subject to the Single Business Tax the income from which would be considered in computing the Single Business Tax. Persons are subject to the Single Business Tax only if they are engaged in 'business activity', as defined in the act. Under the Single Business Tax, both interest received by the Trust on the underlying Bonds and any amount distributed from the Trust to an investor, if not included in determining taxable income for Federal income tax purposes, is also not included in the adjusted tax base upon which the Single Business Tax is computed, of either the Trust or the investors. If the Trust or the investors have a taxable event for Federal income tax purposes, when the Trust disposes of a Bond (whether by sale, exchange, redemption or payment at maturity) or the investor redeems or sells his Unit, an amount equal to any gain realised from such taxable event which was included in the computation of taxable income for Federal income tax purposes (plus an amount equal to any capital gain of an individual realised in connection with such event but deducted in computing that individual's Federal taxable income) will be included in the tax base against which, after allocation, apportionment and other adjustments, the Single Business Tax is computed. The tax base will be reduced by an amount equal to any capital loss realized from such a taxable event, whether or not the capital loss was deducted in computing Federal taxable income in the year the loss occurred. Investors should consult their tax advisor as to their status under Michigan law.

     In rendering the above Opinion, special Michigan counsel also advises that, as the Tax Reform Act of 1986 eliminates the capital gain deduction for tax years beginning after December 31, 1986, the Federal adjusted gross income, the computation base for the Michigan income tax, of an investor will be increased accordingly to the extent such capital gains are realized when the Trust disposes of a Bond or when the investor redeems or sells a Unit, to the extent such transaction consititutes a taxable event for Federal income tax purposes.

--------------------------------------------------------------------------------
                        Defined New Jersey Insured Trust
--------------------------------------------------------------------------------


PORTFOLIO DIVERSIFICATION

The Portfolio contains 7 New Jersey bonds.

TYPES OF BONDS

The Portfolio consists of municipal bonds of the following types:


                                                   APPROXIMATE
                                                    PORTFOLIO
                                                   PERCENTAGE
/ / Airports/Ports/Highways                            15%
/ / Hospitals/Health Care Facilities                   39%
/ / Industrial Development Revenue                     15%
/ / Lease Rental Appropriation                         15%
/ / Special Tax                                        15%


INSURANCE

The approximate percentage of the aggregate face amount of the Portfolio insured by each insurance company is:


AMBAC Indemnity Corporation                             15%
Capital Guaranty Insurance Company                      15%
Financial Guaranty Insurance Company                    15%
MBIA Insurance Corporation                              55%


RISK FACTORS

The Portfolio is concentrated in Hospital/Health Care Facility bonds and is therefore dependent to a significant degree on revenues generated from those particular activities. (See Risk Factors in Part B.) The Portfolio is also concentrated in bonds of New Jersey issuers and is subject to additional risk from decreased diversification as well as from factors that may be particular to New Jersey, which are briefly described on page A-12.

PREMIUM AND DISCOUNT ISSUES

On the evaluation date, 62% of the bonds were valued at a premium over par and 38% at a discount from par (see Risk Factors in Part B).

TERMINATION DATE

The Portfolio will generally terminate no later than the maturity date of the last maturing bond listed in the Portfolio. The Portfolio may be terminated if the value is less than 40% of the face amount of bonds deposited. On the evaluation date the value of the Portfolio was 97% of the face amount of bonds deposited.

----------------------------------------------------------------
Defining Your Income
----------------------------------------------------------------

WHAT YOU MAY EXPECT

(PAYABLE ON THE 25TH DAY OF THE MONTH TO HOLDERS OF RECORD ON THE 10TH DAY OF THE MONTH):


Regular Monthly Income per unit:                         $    4.68
Annual Income per unit:                                  $   56.16


These figures are estimates determined as of the evaluation date and actual payments may vary.
----------------------------------------------------------------
Defining Your Costs
----------------------------------------------------------------

PUBLIC OFFERING PRICE PER UNIT                     $1,036.21

The Public Offering Price as of August 31, 1995, the evaluation date, is based on the aggregate bid side value of the bonds ($3,182,455), divided by the number of units outstanding (3,250), plus a sales charge of 5.50%. An amount equal to principal cash, if any, as well as net accrued but undistributed interest on the unit is added to the Public Offering Price.

The per unit bid side redemption and secondary market repurchase price as of the evaluation date was $979.22 ($56.99 less than the Public Offering Price).

SALES CHARGE

Although the Trust is a unit investment trust rather than a mutual fund, the following information is presented to permit a comparison of fees and an understanding of the direct or indirect costs and expenses that you pay.


                                                          As a %
                                                    of Secondary
                                                   Market Public
                                                   Offering Price
                                                   -----------------
Maximum Sales Charges                                       5.50%


ESTIMATED ANNUAL FUND OPERATING EXPENSES


                                                      Per Unit
                                                  ---------------
Trustee's Fee                                        $    0.70
Maximum Portfolio Supervision and Bookkeeping
  Fees                                               $    0.45
Evaluator's Fee                                      $    0.39
Other Operating Expenses                             $    0.72
                                                  ---------------
TOTAL                                                $    2.26

--------------------------------------------------------------------------------
                           New Jersey Taxes and Risks
--------------------------------------------------------------------------------

NEW JERSEY RISK FACTORS

     New Jersey and certain of its public authorities have in recent years experienced financial difficulties and pressures to a significant degree. Employment in manufacturing, wholesale and retail trade and construction have been in decline although gains have been recorded in the services, government, financial/insurance/real estate and tranportation/communication/public utilities sectors. The economic recovery in New Jersey is likely to be slow and uneven because some sectors, like commercial and industrial construction, suffer from excess capacity, and even in rebounding sectors, employers are expected to be cautious about hiring.

     State appropriations of funds are distributed among a diverse group of public recipients. In fiscal 1996, the largest state aid appropriation was provided for local elementary and secondary education programs, followed by appropriations for operation of the state government (including the State Legislature, Judiciary and Executive Office) and other programs including, among others, correctional facilities and the State Police, higher education and environmental protection. The effect on these appropriations and other State funding requirements cannot yet be evaluated. By a bill signed into law on July 4, 1995, New Jersey personal income tax rates have been reduced so that coupled with the prior rate reductions, beginning with tax year 1996, personal income tax rates will be, depending on taxpayers' level of income and filing status, 30%, 15%, or 9% lower than 1993 rates.

     The primary method for State financing of capital projects is through the sale of the general obligation bonds of the State. These bonds are backed by the full faith and credit of the State. Tax revenues and certain other fees are pledged to meet the principal and interest payments required to pay the debt fully. With certain exceptions, no general obligation debt can be issued by the State without prior voter approval.

     General obligation bonds of New Jersey are currently rated Aa1 by Moody's and AA+ by Standard & Poor's.

NEW JERSEY TAXES

     In the opinion of Shanley & Fisher, P.C., Morristown, New Jersey, special counsel on New Jersey tax matters, under existing New Jersey law:

     1. The proposed activities of the Fund will not cause it to be subject to the New Jersey Corporation Business Tax Act.

     2. The income of the Fund will be treated as the income of individuals, estates and trusts who are the investors in the Fund for purposes of the New Jersey Gross Income Tax Act, and interest which is exempt from tax under the New Jersey Gross Income Tax Act when received by the Fund will retain its status as tax exempt in the hands of such investors. Gains arising from the sale or redemption by an investor of his Units or from the sale or redemption by the Fund of any Bond are exempt from taxation under the New Jersey Gross Income Tax Act, as enacted and construed on the date hereof, to the extent such gains are attributable to Bonds the interest on which is exempt from tax under the New Jersey Gross Income Tax Act.

     3. Units of the Fund may be subject, in the estates of New Jersey residents, to taxation under the Transfer Inheritance Tax Law of the State of New Jersey.

--------------------------------------------------------------------------------
                         Defined New York Insured Trust
--------------------------------------------------------------------------------


PORTFOLIO DIVERSIFICATION

The Portfolio contains 7 New York bonds.

TYPES OF BONDS

The Portfolio consists of municipal bonds of the following types:


                                                   APPROXIMATE
                                                    PORTFOLIO
                                                   PERCENTAGE
/ / Airports/Ports/Highways                            15%
/ / Hospitals/Health Care Facilities                   15%
/ / Industrial Development Revenue                     15%
/ / Lease Rental Appropriation                         10%
/ / Moral Obligation                                   15%
/ / Municipal Water/Sewer Utilities                    15%
/ / Transit/Transportation                             15%


INSURANCE

The approximate percentage of the aggregate face amount of the Portfolio insured by each insurance company is:


AMBAC Indemnity Corporation                             45%
Financial Guaranty Insurance Company                    15%
MBIA Insurance Corporation                              40%


RISK FACTORS

The Portfolio is not considered to be concentrated in any particular category of bonds. In addition, 15% of the bonds represent moral obligations. (See Risk Factors in Part B.) The Portfolio is concentrated in bonds of New York issuers and is subject to additional risk from decreased diversification as well as from factors that may be particular to New York, which are briefly described on page A-14.

PREMIUM AND DISCOUNT ISSUES

On the evaluation date, 30% of the bonds were valued at a premium over par and 70% at a discount from par (see Risk Factors in Part B).

TERMINATION DATE

The Portfolio will generally terminate no later than the maturity date of the last maturing bond listed in the Portfolio. The Portfolio may be terminated if the value is less than 40% of the face amount of bonds deposited. On the evaluation date the value of the Portfolio was 96% of the face amount of bonds deposited.

----------------------------------------------------------------
Defining Your Income
----------------------------------------------------------------

WHAT YOU MAY EXPECT

(PAYABLE ON THE 25TH DAY OF THE MONTH TO HOLDERS OF RECORD ON THE 10TH DAY OF THE MONTH):


Regular Monthly Income per unit:                         $    4.59
Annual Income per unit:                                  $   55.08


These figures are estimates determined as of the evaluation date and actual payments may vary.
----------------------------------------------------------------
Defining Your Costs
----------------------------------------------------------------

PUBLIC OFFERING PRICE PER UNIT                     $1,020.90

The Public Offering Price as of August 31, 1995, the evaluation date, is based on the aggregate bid side value of the bonds ($3,859,018), divided by the number of units outstanding (4,000), plus a sales charge of 5.50%. An amount equal to principal cash, if any, as well as net accrued but undistributed interest on the unit is added to the Public Offering Price.

The per unit bid side redemption and secondary market repurchase price as of the evaluation date was $964.75 ($56.15 less than the Public Offering Price).

SALES CHARGE

Although the Trust is a unit investment trust rather than a mutual fund, the following information is presented to permit a comparison of fees and an understanding of the direct or indirect costs and expenses that you pay.


                                                          As a %
                                                    of Secondary
                                                   Market Public
                                                   Offering Price
                                                   -----------------
Maximum Sales Charges                                       5.50%


ESTIMATED ANNUAL FUND OPERATING EXPENSES


                                                      Per Unit
                                                  ---------------
Trustee's Fee                                        $    0.70
Maximum Portfolio Supervision and Bookkeeping
  Fees                                               $    0.45
Evaluator's Fee                                      $    0.32
Other Operating Expenses                             $    0.60
                                                  ---------------
TOTAL                                                $    2.07

--------------------------------------------------------------------------------
                            New York Taxes and Risks
--------------------------------------------------------------------------------

NEW YORK RISK FACTORS

     The State of New York and several of its public authorities and municipalities including, in particular, New York City, continue to face financial difficulties. For many years, the State accumulated deficits by extraordinary borrowing, which have been paid off by the issuance of long-term bonds under legislation limiting future borrowing for deficits. In June 1995 (two months after the beginning of the fiscal year) it adopted a budget to close a projected gap of approximately $5 billion, of which nearly $1 billion represents non-recurring measures. Closing the deficit for future years will be more difficult because of plans proposed by the State's new Governor to reduce personal income taxes by 25% during his four-year term and because of potential decreases in Federal aid. The State's general obligation debt is rated A-by Standard & Poor's and A by Moody's; at March 31, 1995, approximately $5.2 billion face amount was outstanding. 18 State authorities had an aggregate of $70.3 billion of debt outstanding at September 30, 1994, of which approximately $28 billion was State supported.

     New York City implemented nearly $3.5 billion of gap-closing measures for the latest fiscal year ended June 30, 1995, and has adopted a budget which seeks to close a projected $3.1 billion budget gap for the current fiscal year. New York City bonds are rated BBB+ by Standard & Poor's and Baa1 by Moody's. At March 31, 1995, approximately $23.3 billion of New York City bonds (excluding City debt held by The Municipal Assistance Corporation for the City of New York
(MAC)) and approximately $4.1 billion of MAC bonds were outstanding. Other localities in the State had an aggregate of approximately $17.7 billion of indebtedness outstanding in 1993.

     For decades, the State's economy has grown more slowly than that of the rest of the nation as a whole. This low growth rate has been attributed, in part, to the combined State and New York City tax burden which is among the highest in the U.S. Because their tax structures are particularly sensitive to economic cycles, both the State and New York City are prone to substantial budget gaps during periods of economic weakness. Each has suffered a decline in population and in manufacturing jobs over many years, and has become particularly dependent on the financial services industry. Unemployment rates, especially in New York City, have been above the national average for several years.

     Both the State and New York City suffer from long-term structural imbalances between revenues and expenditures, which historically have been narrowed through extensive use of non-recurring measures such as bond refinancings, depletion of reserves, sales of assets, cost-cuts and layoffs. Except for property taxes, changes in New York City revenue measures require State approval. Based on the City's current debt and proposed issuances, the City Comptroller has estimated that by fiscal 1998 debt service will consume 19.5% of New York City's tax revenue. The City is also particularly subject to unanticipated increases in labor costs, resulting primarily from expiring union contracts and overtime expense. Both the State and New York City also face substantial replacement costs for infrastructure (such as roads, bridges and other public facilities) which has suffered from reduced maintenance expenditures during various economic declines.

     Various municipalities and State and local authorities in New York (particularly, the Metropolitan Transportation Authority) are dependent to varying degrees on State and federal aid, and could be adversely affected by the State's and federal government's actions to balance their budgets. The State's dependence on federal aid and sensitivity to economic cycles, as well as high levels of taxes and unemployment, may continue to make it difficult to balance State and local budgets in the future.

NEW YORK TAXES

        In the opinion of Davis Polk and Wardwell, special counsel for the Sponsors, under existing New York law:

        Under the income tax laws of the State and City of New York, the Fund is not an association taxable as a corporation and income received by the Fund will be treated as the income of the investors in the same manner as for federal income tax purposes. Accordingly, each investor will be considered to have received the interest on his pro rata portion of each Bond when interest on the Bond is received by the Trust. In the opinion of bond counsel delivered on the date of issuance of the Bonds, such interest will be exempt from New York State and City personal income taxes except where such interest is subject to federal income taxes (see Taxes). A noncorporate investor in Units of the Trust who is a New York State (and
     City) resident will be subject to New York State (and City) personal income taxes on any gain recognized when he disposes of all or part of his pro rata portion of a Bond. A noncorporate investor who is not a New York State resident will not be subject to New York State or City personal income taxes on any such gain unless such Units are attributable to a business, trade, profession or occupation carried on in New York. A New York State (and City) resident should determine his tax basis for his pro rata portion of each Bond for New York State (and City) income tax purposes in the same manner as for federal income tax purposes. Interest income on, as well as any gain recognized on the disposition of, an investor's pro rata portion of the Bonds is generally not excludable from income in computing New York State and City corporate franchise taxes.

--------------------------------------------------------------------------------
                       Defined Pennsylvania Insured Trust
--------------------------------------------------------------------------------


PORTFOLIO DIVERSIFICATION

The Portfolio contains 7 Pennsylvania bonds.

TYPES OF BONDS

The Portfolio consists of municipal bonds of the following types:


                                                   APPROXIMATE
                                                    PORTFOLIO
                                                   PERCENTAGE
/ / Hospitals/Health Care Facilities                   39%
/ / Industrial Development Revenue                     15%
/ / Lease Rental Appropriation                         15%
/ / Municipal Water/Sewer Utilities                    15%
/ / State/Local Municipal Electric
  Utilities                                            15%


INSURANCE

The approximate percentage of the aggregate face amount of the Portfolio insured by each insurance company is:


AMBAC Indemnity Corporation                             23%
Capital Markets Assurance Corporation                   15%
Financial Guaranty Insurance Company                    15%
MBIA Insurance Corporation                              46%


RISK FACTORS

The Portfolio is concentrated in Hospital/Health Care Facility bonds and is therefore dependent to a significant degree on revenues generated from those particular activities. (See Risk Factors in Part B.) The Portfolio is also concentrated in bonds of Pennsylvania issuers and is subject to additional risk from decreased diversification as well as from factors that may be particular to Pennsylvania, which are briefly described on page A-16.

PREMIUM AND DISCOUNT ISSUES

On the evaluation date, 38% of the bonds were valued at a premium over par and 62% at a discount from par (see Risk Factors in Part B).

TERMINATION DATE

The Portfolio will generally terminate no later than the maturity date of the last maturing bond listed in the Portfolio. The Portfolio may be terminated if the value is less than 40% of the face amount of bonds deposited. On the evaluation date the value of the Portfolio was 96% of the face amount of bonds deposited.

----------------------------------------------------------------
Defining Your Income
----------------------------------------------------------------

WHAT YOU MAY EXPECT

(PAYABLE ON THE 25TH DAY OF THE MONTH TO HOLDERS OF RECORD ON THE 10TH DAY OF THE MONTH):


Regular Monthly Income per unit:                         $    4.66
Annual Income per unit:                                  $   55.92


These figures are estimates determined as of the evaluation date and actual payments may vary.
----------------------------------------------------------------
Defining Your Costs
----------------------------------------------------------------

PUBLIC OFFERING PRICE PER UNIT                     $1,026.26

The Public Offering Price as of August 31, 1995, the evaluation date, is based on the aggregate bid side value of the bonds ($3,151,918), divided by the number of units outstanding (3,250), plus a sales charge of 5.50%. An amount equal to principal cash, if any, as well as net accrued but undistributed interest on the unit is added to the Public Offering Price.

The per unit bid side redemption and secondary market repurchase price as of the evaluation date was $969.82 ($56.44 less than the Public Offering Price).

SALES CHARGE

Although the Trust is a unit investment trust rather than a mutual fund, the following information is presented to permit a comparison of fees and an understanding of the direct or indirect costs and expenses that you pay.


                                                          As a %
                                                    of Secondary
                                                   Market Public
                                                   Offering Price
                                                   -----------------
Maximum Sales Charges                                       5.50%


ESTIMATED ANNUAL FUND OPERATING EXPENSES


                                                      Per Unit
                                                  ---------------
Trustee's Fee                                        $    0.70
Maximum Portfolio Supervision and Bookkeeping
  Fees                                               $    0.45
Evaluator's Fee                                      $    0.39
Other Operating Expenses                             $    0.75
                                                  ---------------
TOTAL                                                $    2.29

--------------------------------------------------------------------------------
                          Pennsylvania Taxes and Risks
--------------------------------------------------------------------------------

PENNSYLVANIA RISK FACTORS

     The Commonwealth of Pennsylvania and certain of its municipal subdivisions, including the City of Philadelphia, have undergone the financial difficulties and pressures that accompany a decline in economic conditions. As the heavy industries historically associated with Pennsylvania -- e.g., coal, steel and railroad -- have declined with increasing competition from foreign producers, the services sector, including trade, medical and health services, education and financial institutions, has provided major new sources of growth. Agriculture and related industries continue to be an important part of Pennsylvania's economy.

     Both the Commonwealth of Pennsylvania and the City of Philadelphia have historically experienced significant revenue shortfalls. On the other hand, rising demands on state programs, particularly for medical assistance and cash assistance programs, and the increased cost of special education programs and correction facilities and programs, have contributed to increased expenditures. In response, the Commonwealth and the City of Philadelphia have, in recent years, sought to balance budgets with a combination of tax increases and expenditure restraints.

     To deal with its budget deficits, Philadelphia has considered significant service cuts and a plan to privatize certain city-provided services. In addition, in 1991 the Commonwealth created the Pennsylvania Inter-Governmental Cooperation Authority (PICA), with authority to issue notes and bonds on behalf of Philadelphia to cover budget shortfalls, to eliminate projected deficits and fund Philadelphia capital spending. The enabling legislation contemplates such notes and bonds to be repaid, in part, by revenues generated from Philadelphia's new one percent sales tax. PICA is also authorized to review Philadelphia's required five-year financial plans, which include balanced annual budgets. If Philadelphia does not comply with the legislation's requirements, PICA may withhold bond revenues and certain Commonwealth funding. PICA's authority to issue bonds to finance a capital project or deficit expired on December 31, 1994. However, PICA retains its authority to issue debt to finance cash flow deficit until December 31, 1996.

     Although there can be no assurance that such conditions will continue, the Commonwealth's general obligation bonds are currently rated AA-by Standard & Poor's and A1 by Moody's, while Philadelphia's general obligation bonds are rated BB and Baa by Standard & Poor's and Moody's, respectively.

PENNSYLVANIA TAXES

     The following summarizes the opinion of Drinker Biddle & Reath, Philadelphia, Pennsylvania, special counsel on Pennsylvania tax matters, under existing law:

     The Pennsylvania Trust will be recognized as a trust and will not be taxable as a corporation for purposes of Pennsylvania state and local taxes.

     Units evidencing fractional undivided interests in the Pennsylvania Trust ('Units') are not subject to the Pennsylvania personal property tax to the extent that the Pennsylvania Trust is comprised of bonds issued by the Commonwealth of Pennsylvania, any public authority, commission, board or other agency created by the Commonwealth of Pennsylvania or any public authority created by any such political subdivision ('Pennsylvania Bonds'), The portion, if any, of Units representing bonds or other obligations issued by the Government of Guam or by its authorities, and bonds issued by the Government of Puerto Rico or by its authorities (collectively, 'Possession Bonds') is not expressly exempt from personal property taxation under Pennsylvania law. However, such bonds are expressly relieved from direct state taxation by United States statutes. Therefore, Units are not subject to Personal Property Tax to the extent that the Pennsylvania Trust is comprised of Possession Bonds.

     Units may be subject to tax in the estate of a resident decedent under the Pennsylvania inheritance and estate taxes.

     Income received by a Holder of Units ('Holders') attributable to interest realized by the Pennsylvania Trust from Pennsylvania Bonds and Possession Bonds is not taxable to individuals, estates or trusts under the Personal Income Tax imposed by Article III of the Tax Reform Code of 1971; to corporations under the Corporate Net Income Tax imposed by Article IV of the Tax Reform Code of 1971; nor to individuals under the Philadelphia School District Net Income Tax ('School District Tax') imposed on Philadelphia resident individuals under the authority of the Act of August 9, 1963, P.L. 640. Income received by a Holder attributable to insurance proceeds paid in lieu of interest on defaulted tax-exempt bonds also will be exempt or excluded from those income taxes.

     Income received by a Holder attributable to gain on the sale or other disposition by the Pennsylvania Trust of Pennsylvania Bonds or Possession Bonds is taxable under the Personal Income Tax, the Corporate Net Income Tax, and, unless these assets were held by the Pennsylvania Trust for more than six months, the School District Tax.

     Gain on the disposition of a Unit is subject to the Personal Income Tax and Corporate Net Income Tax. Such gain also is subject to the School District Tax, except that gain realized with respect to a Unit held for more than six months is not subject to the School District Tax.

     No opinion is expressed regarding the extent, if any, to which Units, or interest and gain thereon, is subject to, or included in the measure of, the special taxes imposed by the Commonwealth of Pennsylvania on banks and other financial institutions or with respect to any privilege, excise, franchise or other tax imposed on business entities not discussed here (including the Corporate Capital Stock/Foreign Franchise Tax).

--------------------------------------------------------------------------------
    TAX-FREE VS. TAXABLE INCOME: A COMPARISON OF TAXABLE AND TAX-FREE YIELDS

                            FOR CALIFORNIA RESIDENTS
--------------------------------------------------------------------------------
                                  COMBINED
                                  EFFECTIVE
TAXABLE INCOME 1995*              TAX RATE                       TAX-FREE YIELD OF
 SINGLE RETURN      JOINT RETURN     %       4%     4.5%     5%     5.5%     6%     6.5%     7%     7.5%     8%
                                                        IS EQUIVALENT TO A TAXABLE YIELD OF
--------------------------------------------------------------------------------
       0- 23,350  $      0- 39,000  20.10     5.01   5.63     6.26   6.88     7.51   8.14     8.76   9.39    10.01
$ 23,350- 56,550  $ 39,000- 94,250  34.70     6.13   6.89     7.66   8.42     9.19   9.95    10.72  11.48    12.25
                  $ 94,250-143,600  37.42     6.39   7.19     7.99   8.79     9.59  10.39    11.19  11.98    12.78
$ 56,550-117,950                    37.90     6.44   7.25     8.05   8.86     9.66  10.47    11.27  12.08    12.88
                  $143,600-256,500  42.40     6.94   7.81     8.68   9.55    10.42  11.28    12.15  13.02    13.89
$117,950-256,500                    43.04     7.02   7.90     8.78   9.66    10.53  11.41    12.29  13.17    14.04
OVER $256,500        OVER $256,500  46.24     7.44   8.37     9.30  10.23    11.16  12.09    13.02  13.95    14.88

                             FOR FLORIDA RESIDENTS
--------------------------------------------------------------------------------
                                  EFFECTIVE
TAXABLE INCOME 1995*              TAX RATE                       TAX-FREE YIELD OF
 SINGLE RETURN      JOINT RETURN     %       4%     4.5%     5%     5.5%     6%     6.5%     7%     7.5%     8%
                                                        IS EQUIVALENT TO A TAXABLE YIELD OF
--------------------------------------------------------------------------------
       0- 23,350  $      0- 39,000  15.00     4.71   5.29     5.88   6.47     7.06   7.65     8.24   8.82     9.41
$ 23,350- 56,550  $ 39,000- 94,250  28.00     5.56   6.25     6.94   7.64     8.33   9.03     9.72  10.42    11.11
$ 56,550-117,950  $ 94,250-143,600  31.00     5.80   6.52     7.25   7.97     8.70   9.42    10.14  10.87    11.59
$117,950-256,500  $143,600-256,500  36.00     6.25   7.03     7.81   8.59     9.38  10.16    10.94  11.72    12.50
OVER $256,500        OVER $256,500  39.60     6.62   7.45     8.28   9.11     9.93  10.76    11.59  12.42    13.25

                             FOR MICHIGAN RESIDENTS
--------------------------------------------------------------------------------
                                     COMBINED
                                     EFFECTIVE
TAXABLE INCOME 1995*                 TAX RATE                                    TAX-FREE YIELD OF
 SINGLE RETURN      JOINT RETURN         %          4%         4.5%         5%         5.5%         6%         6.5%         7%
                                                                        IS EQUIVALENT TO A TAXABLE YIELD OF
--------------------------------------------------------------------------------
       0- 23,350  $      0- 39,000       18.74        4.92        5.54        6.15        6.77        7.38        8.00        8.61
$ 23,350- 56,550  $ 39,000- 94,250       31.17        5.81        6.54        7.26        7.99        8.72        9.44       10.17
$ 56,550-117,950  $ 94,250-143,600       34.04        6.06        6.82        7.58        8.34        9.10        9.85       10.61
$117,950-256,500  $143,600-256,500       38.82        6.54        7.35        8.17        8.99        9.81       10.62       11.44
OVER $256,500        OVER $256,500       42.26        6.93        7.79        8.66        9.53       10.39       11.26       12.12

TAXABLE INCOME 1995*
 SINGLE RETURN       7.5%         8%
       0- 23,350        9.23        9.84
$ 23,350- 56,550       10.90       11.62
$ 56,550-117,950       11.37       12.13
$117,950-256,500       12.26       13.08
OVER $256,500          12.99       13.85

                            FOR NEW JERSEY RESIDENTS
--------------------------------------------------------------------------------
                                  COMBINED
                                  EFFECTIVE
TAXABLE INCOME 1995*              TAX RATE                       TAX-FREE YIELD OF
 SINGLE RETURN      JOINT RETURN     %       4%     4.5%     5%     5.5%     6%     6.5%     7%     7.5%     8%
                                                        IS EQUIVALENT TO A TAXABLE YIELD OF
--------------------------------------------------------------------------------
       0- 23,350  $      0- 39,000  16.81     4.81   5.41     6.01   6.61     7.21   7.81     8.41   9.02     9.62
$ 23,350- 56,550  $ 39,000- 94,250  32.33     5.91   6.65     7.39   8.13     8.87   9.61    10.34  11.08    11.82
                  $ 94,250-143,600  35.15     6.17   6.94     7.71   8.48     9.25  10.02    10.79  11.56    12.34
$ 56,550-117,950                    35.54     6.21   6.98     7.76   8.53     9.31  10.08    10.86  11.64    12.41
$117,950-256,500  $143,600-256,500  40.21     6.69   7.53     8.36   9.20    10.04  10.87    11.71  12.54    13.38
OVER $256,500        OVER $256,500  43.57     7.09   7.98     8.86   9.75    10.63  11.52    12.41  13.29    14.18

To compare the yield of a taxable security with the yield of a tax-free security, find your taxable income and read across. The table incorporates projected 1995 federal and applicable State income tax rates and assumes that all income would otherwise be taxed at the investor's highest tax rate. Yield figures are for example only.

*Based upon net amount subject to federal income tax after deductions and exemptions. This table does not reflect the possible effect of other tax factors, such as alternative minimum tax, personal exemptions, the phase out of exemptions, itemized deductions or the possible partial disallowance of deductions. Consequently, investors are urged to consult their own tax advisers in this regard.

--------------------------------------------------------------------------------
    TAX-FREE VS. TAXABLE INCOME: A COMPARISON OF TAXABLE AND TAX-FREE YIELDS

                          FOR NEW YORK CITY RESIDENTS
--------------------------------------------------------------------------------
                                  COMBINED
                                  EFFECTIVE
TAXABLE INCOME 1995*              TAX RATE                       TAX-FREE YIELD OF
 SINGLE RETURN      JOINT RETURN     %       4%     4.5%     5%     5.5%     6%     6.5%     7%     7.5%     8%
                                                        IS EQUIVALENT TO A TAXABLE YIELD OF
--------------------------------------------------------------------------------
       0- 23,350  $      0- 39,000  24.26     5.28   5.94     6.60   7.26     7.92   8.58     9.24   9.90    10.56
$ 23,350- 56,550  $ 39,000- 94,250  35.88     6.24   7.02     7.80   8.58     9.36  10.14    10.92  11.70    12.48
$ 56,550-117,950  $ 94,250-143,600  38.59     6.51   7.33     8.14   8.96     9.77  10.58    11.40  12.21    13.03
$117,950-256,500  $143,600-256,500  43.04     7.02   7.90     8.78   9.66    10.53  11.41    12.29  13.17    14.04
OVER $256,500        OVER $256,500  46.24     7.44   8.37     9.30  10.23    11.16  12.09    13.02  13.95    14.88

                          FOR NEW YORK STATE RESIDENTS
--------------------------------------------------------------------------------
                                  COMBINED
                                  EFFECTIVE
TAXABLE INCOME 1995*              TAX RATE                       TAX-FREE YIELD OF
 SINGLE RETURN      JOINT RETURN     %       4%     4.5%     5%     5.5%     6%     6.5%     7%     7.5%     8%
                                                        IS EQUIVALENT TO A TAXABLE YIELD OF
--------------------------------------------------------------------------------
       0- 23,350  $      0- 39,000  21.45     5.09   5.73     6.37   7.00     7.64   8.28     8.91   9.55    10.19
$ 23,350- 56,550  $ 39,000- 94,250  33.47     6.01   6.76     7.52   8.27     9.02   9.77    10.52  11.27    12.02
$ 56,550-117,950  $ 94,250-143,600  36.24     6.27   7.06     7.84   8.63     9.41  10.19    10.98  11.76    12.55
$117,950-256,500  $143,600-256,500  40.86     6.76   7.61     8.45   9.30    10.15  10.99    11.84  12.68    13.53
OVER $256,500        OVER $256,500  44.19     7.17   8.06     8.96   9.85    10.75  11.65    12.54  13.44    14.33

                           FOR PENNSYLVANIA RESIDENTS
--------------------------------------------------------------------------------
                                  COMBINED
                                  EFFECTIVE                                TAX-FREE YIELD
TAXABLE INCOME 1995*              TAX RATE                                       OF
 SINGLE RETURN      JOINT RETURN     %       4%     4.5%     5%     5.5%     6%     6.5%     7%     7.5%     8%
                                                        IS EQUIVALENT TO A TAXABLE YIELD OF
--------------------------------------------------------------------------------
       0- 23,350  $      0- 39,000  17.38     4.84   5.45     6.05   6.66     7.26   7.87     8.47   9.08     9.68
$ 23,350- 56,550  $ 39,000- 94,250  30.02     5.72   6.43     7.14   7.86     8.57   9.29    10.00  10.72    11.43
$ 56,550-117,950  $ 94,250-143,600  32.93     5.96   6.71     7.46   8.20     8.95   9.69    10.44  11.18    11.93
$117,950-256,500  $143,600-256,500  37.79     6.43   7.23     8.04   8.84     9.65  10.45    11.25  12.06    12.86
OVER $256,500        OVER $256,500  41.29     6.81   7.66     8.52   9.37    10.22  11.07    11.92  12.77    13.63

To compare the yield of a taxable security with the yield of a tax-free security, find your taxable income and read across. The table incorporates projected 1995 federal and applicable State (and City) income tax rates and assumes that all income would otherwise be taxed at the investor's highest tax rate. Yield figures are for example only.

*Based upon net amount subject to federal income tax after deductions and exemptions. This table does not reflect the possible effect of other tax factors, such as alternative minimum tax, personal exemptions, the phase out of exemptions, itemized deductions or the possible partial disallowance of deductions. Consequently, investors are urged to consult their own tax advisers in this regard.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 71 (CALIFORNIA, FLORIDA, MICHIGAN,
NEW JERSEY, NEW YORK AND PENNSYLVANIA TRUSTS), DEFINED ASSET FUNDS

REPORT OF INDEPENDENT ACCOUNTANTS

The Sponsors, Trustee and Holders of Municipal Investment
Trust Fund, Multistate Series - 71 (California, Florida,
Michigan, New Jersey, New York and Pennsylvania Trusts)
Defined Asset Funds:

We have audited the accompanying statements of condition of Municipal Investment Trust Fund, Multistate Series - 71
(California, Florida, Michigan, New Jersey, New York and
Pennsylvania Trusts), Defined Asset Funds, including the portfolios, as of August 31, 1995 and the related statements of operations and of changes in net assets for the period September 16, 1994 to August 31, 1995. These financial statements are the responsibility of the Trustee.
Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Securities owned at August 31, 1995, as shown in such portfolios, were confirmed to us by The Chase Manhattan Bank (National Association), the
Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Trustee, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Municipal Investment Trust Fund, Multistate Series - 71 (California, Florida, Michigan, New Jersey, New York and Pennsylvania Trusts), Defined Asset Funds at August 31, 1995 and the results of their operations and changes in their net assets for the above-stated period in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP

New York, N.Y.
October 9, 1995












                               D - 1.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 71 (CALIFORNIA TRUST),
DEFINED ASSET FUNDS

STATEMENT OF CONDITION
As of August 31, 1995

TRUST PROPERTY:
  Investment in marketable securities -
     at value (cost $ 3,845,755 )(Note 1) ........                $ 3,966,695
  Accrued interest ...............................                     65,959
                                                                  -----------
    Total trust property .........................                  4,032,654


LESS LIABILITIES:
  Income advance from Trustee.....................$    12,627
  Accrued Sponsors' fees .........................      1,069          13,696
                                                  -----------     -----------


NET ASSETS, REPRESENTED BY:
  4,000 units of fractional undivided
     interest outstanding (Note 3) ...............  3,966,695

  Undistributed net investment income ............     52,263     $ 4,018,958
                                                  -----------     ===========

UNIT VALUE ($ 4,018,958 / 4,000 units) ...........                $  1,004.74
                                                                  ===========

                          See Notes to Financial Statements.












                                       D -  2.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 71 (CALIFORNIA TRUST),
DEFINED ASSET FUNDS

STATEMENT OF OPERATIONS
                                          September 16, 1994
                                                 to
                                              August 31,
                                                1995
                                                ----

INVESTMENT INCOME:
  Interest income ........................  $   230,637
  Trustee's fees and expenses ............       (5,354)
  Sponsors' fees .........................       (1,540)
                                            ------------
  Net investment income ..................      223,743


  UNREALIZED APPRECIATION
  OF INVESTMENTS .........................      120,940
                                            ------------

NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS ..............  $   344,683
                                            ============

            See Notes to Financial Statements.












                       D -  3.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 71 (CALIFORNIA TRUST),
DEFINED ASSET FUNDS


STATEMENT OF CHANGES IN NET ASSETS

                                          September 16, 1994
                                                 to
                                              August 31,
                                                1995
                                                ----

OPERATIONS:
  Net investment income ..................  $   223,743
  Unrealized appreciation
    of investments .......................      120,940
                                            ------------
  Net increase in net assets
    resulting from operations ............      344,683
                                            -------------
DISTRIBUTIONS TO HOLDERS (Note 2):
   Income ................................     (171,480)
                                            -------------

NET INCREASE IN NET ASSETS ...............      173,203

NET ASSETS AT BEGINNING OF PERIOD ........    3,845,755
                                            ------------
NET ASSETS AT END OF PERIOD ..............  $ 4,018,958
                                            ============
PER UNIT:
  Income distributions during
    period ...............................  $     42.87
                                            ============
  Net asset value at end of
    period ...............................  $  1,004.74
                                            ============
TRUST UNITS:
  Outstanding at end of period ...........        4,000
                                            ============

            See Notes to Financial Statements.












                        D -  4.

     MUNICIPAL INVESTMENT TRUST FUND,
     MULTISTATE SERIES - 71 (CALIFORNIA TRUST),
     DEFINED ASSET FUNDS

     NOTES TO FINANCIAL STATEMENTS

1.   SIGNIFICANT ACCOUNTING POLICIES

     The Fund is registered under the Investment Company Act of 1940 as a Unit
     Investment Trust. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

      (A) Securities are stated at value as determined by the Evaluator based on bid side evaluations for the securities
               (see "How to Sell Units - Trustee's Redemption of Units" in this Prospectus, Part B), except that value on September
               16, 1994 was based upon offering side evaluations at September 14, 1994, the day prior to the Date of Deposit.
               Cost of securities at September 16, 1994 was also based on such offering side evaluations.

      (B) The Fund is not subject to income taxes. Accordingly, no provision for such taxes is required.

      (C)      Interest income is recorded as earned.

2.   DISTRIBUTIONS

     A distribution of net investment income is made to Holders each month.
     Receipts other than interest, after deductions for redemptions and applicable expenses, are distributed as explained in "Income, Distributions and Reinvestment - Distributions" in this Prospectus, Part B.

3.   NET CAPITAL

     Cost of 4,000 units at Date of Deposit ...................$ 4,026,955
     Less sales charge ........................................    181,200
                                                               -----------
     Net amount applicable to Holders .........................  3,845,755
     Unrealized appreciation of investments ...................    120,940
                                                               -----------












     Net capital applicable to Holders ........................$ 3,966,695
                                                               ===========
4.   INCOME TAXES

     As of August 31, 1995, unrealized appreciation of investments, based on cost for Federal income tax purposes, aggregated $120,940, all of which related to appreciated securities. The cost of investment securities for Federal income tax purposes was $3,845,755 at August 31, 1995.

                                     D -  5.

     MUNICIPAL INVESTMENT TRUST FUND,
     MULTISTATE SERIES - 71 (CALIFORNIA TRUST) (INSURED),
     DEFINED ASSET FUNDS

     PORTFOLIO
     As of August 31, 1995

                                             Rating of                                            Optional
     Portfolio No. and Title of                Issues       Face                                 Redemption
            Securities                        (1) (4)       Amount    Coupon      Maturities(3) Provisions(3)    Cost(2)   Value(2)
            ----------                       ---------  ----------- -----------   ------------  ------------  ----------  ---------
   1 Anaheim Pub. Fin. Auth. Rev. Bonds, CA,    AAA    $    290,000     5.625 %      2022      04/01/03     $   264,372 $   273,296
     Ser. 1993 (City of Anaheim Elec. Util.                                                    @  102.000
     Proj.) (MBIA Ins.)

   2 Certification of Participation, CA,        AAA         600,000     6.250        2021      12/01/04         588,396     606,252
     Desert Fac. Corp., Cnty. of Riverside                                                     @  101.000
     (1994 Desert Justice Fac. Proj.)
     (MBIA Ins.)

   3 California Statewide Comm. Dev. Auth.,     AAA         595,000     6.500        2024      05/01/04         592,626     613,867
     Certification of Participation, Good                                                      @  102.000
     Samaritan Hlth. Sys. (CAPMAC Ins.)

   4 Garden Grove Pub. Fin. Auth. Rev.          AAA         425,000     5.250        2015      12/15/03         370,830     391,111
     Bonds, CA, Water Serv. Capital Imp.                                                       @  102.000
     Prog., Ser. 1993 (Financial Guaranty
     Ins.)

   5 The City of Los Angeles, CA, Wastewater    AAA         290,000     5.600        2020      06/01/03         264,283     272,977
     Sys. Rev. Bonds, Ser. 1993 B (MBIA Ins.)                                                  @  102.000












   6 Sacramento Municipal Util. Dist., CA,      AAA         600,000     6.000        2024      01/01/04         579,888     598,308
     Elec. Rev. Rfdg. Bonds, 1994 Ser. I                                                       @  102.000
     (MBIA Ins.)

   7 Santa Clara Valley Wtr. Dist., CA, Wtr.    AAA         600,000     6.000        2024      02/01/04         579,882     598,338
     Util. Sys. Rev. Bonds, Ser. 1994 A                                                        @  102.000
     (Financial Guaranty Ins.)

   8 The Regents of the Univ. of California     AAA         600,000     6.375        2024      09/01/02         605,478     612,546
     Rev. Bonds (Multiple Purpose Proj.),                                                      @  102.000
     Ser. D (MBIA Ins.)

                                                         ----------                                           ---------   ---------
     TOTAL                                             $  4,000,000                                         $ 3,845,755 $ 3,966,695
                                                         ==========                                           =========   =========

                               See notes to portfolios on page D - 32.

                                                  D -  6.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 71 (FLORIDA TRUST),
DEFINED ASSET FUNDS

STATEMENT OF CONDITION
As of August 31, 1995

TRUST PROPERTY:
  Investment in marketable securities -
     at value (cost $ 3,100,585 )(Note 1) ........                $ 3,191,300
  Accrued interest ...............................                     67,625
                                                                  -----------
    Total trust property .........................                  3,258,925


LESS LIABILITIES:
  Income advance from Trustee ....................$    26,416
  Accrued Sponsors' fees .........................        868          27,284
                                                  -----------     -----------


NET ASSETS, REPRESENTED BY:
  3,250 units of fractional undivided
     interest outstanding (Note 3) ...............  3,191,300

  Undistributed net investment income ............     40,341     $ 3,231,641
                                                  -----------     ===========

UNIT VALUE ($ 3,231,641 / 3,250 units) ...........                $    994.35











                                                                  ===========

                       See Notes to Financial Statements.

                                    D -  7.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 71 (FLORIDA TRUST),
DEFINED ASSET FUNDS

STATEMENT OF OPERATIONS
                                          September 16, 1994
                                                 to
                                              August 31,
                                                1995
                                                ----

INVESTMENT INCOME:
  Interest income ........................  $   180,641
  Trustee's fees and expenses ............       (4,726)
  Sponsors' fees .........................       (1,251)
                                            ------------
  Net investment income ..................      174,664


  UNREALIZED APPRECIATION
  OF INVESTMENTS .........................       90,715
                                            ------------

NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS ..............  $   265,379
                                            ============

             See Notes to Financial Statements.












                          D -  8.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 71 (FLORIDA TRUST),
DEFINED ASSET FUNDS


STATEMENT OF CHANGES IN NET ASSETS

                                          September 16, 1994
                                                 to
                                              August 31,
                                                1995
                                                ----

OPERATIONS:
  Net investment income ..................  $   174,664
  Unrealized appreciation
    of investments .......................       90,715
                                            ------------
  Net increase in net assets
    resulting from operations ............      265,379
                                            ------------
  DISTRIBUTIONS TO HOLDERS (Note 2):
   Income.................................     (134,323)
                                            ------------

NET INCREASE IN NET ASSETS ...............      131,056

NET ASSETS AT BEGINNING OF PERIOD ........    3,100,585
                                            ------------
NET ASSETS AT END OF PERIOD ..............  $ 3,231,641
                                            ============
PER UNIT:
  Income distributions during
    period ...............................  $     41.33
                                            ============
  Net asset value at end of
    period ...............................  $    994.35
                                            ============
TRUST UNITS:
  Outstanding at end of period ...........        3,250
                                            ============

             See Notes to Financial Statements.












                          D - 9.

     MUNICIPAL INVESTMENT TRUST FUND,
     MULTISTATE SERIES - 71 (FLORIDA TRUST),
     DEFINED ASSET FUNDS

     NOTES TO FINANCIAL STATEMENTS

1.   SIGNIFICANT ACCOUNTING POLICIES

     The Fund is registered under the Investment Company Act of 1940 as a Unit
     Investment Trust. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

      (A) Securities are stated at value as determined by the Evaluator based on bid side evaluations for the securities
               (see "How to Sell Units - Trustee's Redemption of Units" in this Prospectus, Part B), except that value on September
               16, 1994 was based upon offering side evaluations at September 14, 1994, the day prior to the Date of Deposit.
               Cost of securities at September 16, 1994 was also based on such offering side evaluations.

      (B) The Fund is not subject to income taxes. Accordingly, no provision for such taxes is required.

      (C)      Interest income is recorded as earned.

2.   DISTRIBUTIONS

     A distribution of net investment income is made to Holders each month.
     Receipts other than interest, after deductions for redemptions and applicable expenses, are distributed as explained in "Income, Distributions and Reinvestment - Distributions" in this Prospectus, Part B.

3.   NET CAPITAL

     Cost of 3,250 units at Date of Deposit ...................$ 3,246,673
     Less sales charge ........................................    146,088
                                                               -----------
     Net amount applicable to Holders .........................  3,100,585
     Unrealized appreciation of investments ...................     90,715
                                                               -----------

     Net capital applicable to Holders ........................$ 3,191,300
                                                               ===========











4.   INCOME TAXES

     As of August 31, 1995, unrealized appreciation of investments, based on cost for Federal income tax purposes, aggregated $90,715, all of which related to appreciated securities. The cost of investment securities for Federal income tax purposes was $3,100,585 at August 31, 1995.

                                        D - 10.

     MUNICIPAL INVESTMENT TRUST FUND,
     MULTISTATE SERIES - 71 (FLORIDA TRUST) (INSURED),
     DEFINED ASSET FUNDS

     PORTFOLIO
     As of August 31, 1995

                                             Rating of                                            Optional
     Portfolio No. and Title of                Issues       Face                                 Redemption
            Securities                        (1) (4)       Amount    Coupon      Maturities(3) Provisions(3)    Cost(2)   Value(2)
            ----------                       ---------  ----------- -----------   ------------  ------------  ----------  ---------
   1 First Florida Governmental Financing       AAA     $   500,000     6.000 %      2016      07/01/04     $   493,960 $   504,305
     Com., Rev. Bonds, Ser. 1994 A (MBIA                                                       @  102.000
     Ins.)

   2 Hillsborough Cnty. Aviation Auth., FL,     AAA         500,000     5.600        2019      10/01/03         462,075     476,490
     Tampa International Airport Rev. Rfdg.                                                    @  102.000
     Bonds, Ser. 1993 B (Financial Guaranty
     Ins.)

   3 Orange Cnty., FL, Tourist Dev. Tax Rev.    AAA         500,000     6.000        2021      10/01/02         490,150     502,535
     Bonds, Ser. 1992 B (AMBAC Ins.)                                                           @  100.000

   4 City of Port St. Lucie, FL, Utility        AAA         500,000     6.000        2024      09/01/04         489,775     503,105
     Sys. Rev. Bonds, Ser. 1994 (Financial                                                     @  100.000
     Guaranty Ins.)

   5 State of Florida, Full Faith and           AAA         500,000     6.100        2024      06/01/04         497,500     513,990
     Credit, State Bd. of Educ. Pub.                                                           @  101.000
     Educ . Cap. Outlay Bonds,
     Ser. 1994 A (MBIA Ins.)

   6 South Broward Hosp. Dist., FL, Hosp.       AAA         250,000     5.500        2028      05/01/03         223,765     229,495
     Rev. and Rfdg. Rev. Bonds, Ser. 1993                                                      @  102.000
     (AMBAC Ins.)












   7 City of West Palm Beach, FL, Utility       AAA         500,000     5.400        2023      10/01/02         443,360     461,380
     Sys. Rev. Bonds, Ser. 1993 B (Financial                                                   @  101.000
     Guaranty Ins.)

                                                         ----------                                           ---------   ---------
     TOTAL                                              $ 3,250,000                                         $ 3,100,585 $ 3,191,300
                                                         ==========                                           =========   =========

                              See notes to portfolios on page D - 32.

                                                D - 11.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 71 (MICHIGAN TRUST),
DEFINED ASSET FUNDS

STATEMENT OF CONDITION
As of August 31, 1995

TRUST PROPERTY:
  Investment in marketable securities -
     at value (cost $ 3,055,750 )(Note 1) ........                $ 3,166,308
  Accrued interest ...............................                     40,649
  Cash - income ..................................                     14,349
                                                                  -----------
    Total trust property .........................                  3,221,306


LESS LIABILITIES:
  Income advance from Trustee ....................$     8,476
  Accrued Sponsors' fees .........................        868           9,344
                                                  -----------     -----------


NET ASSETS, REPRESENTED BY:
  3,250 units of fractional undivided
     interest outstanding (Note 3) ...............  3,166,308

  Undistributed net investment income ............     45,654     $ 3,211,962
                                                  -----------     ===========

UNIT VALUE ($ 3,211,962 / 3,250 units) ...........                $    988.30
                                                                  ===========

                            See Notes to Financial Statements.

                                          D - 12.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 71 (MICHIGAN TRUST),
DEFINED ASSET FUNDS

STATEMENT OF OPERATIONS

                                          September 16, 1994
                                                 to
                                              August 31,
                                                1995
                                                ----

INVESTMENT INCOME:
  Interest income ........................  $   181,771
  Trustee's fees and expenses ............       (5,841)
  Sponsors' fees .........................       (1,251)
                                            ------------
  Net investment income ..................      174,679


  UNREALIZED APPRECIATION
  OF INVESTMENTS .........................      110,558
                                            ------------

NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS ..............  $   285,237
                                            ============

           See Notes to Financial Statements.












                        D - 13.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 71 (MICHIGAN TRUST),
DEFINED ASSET FUNDS

STATEMENT OF CHANGES IN NET ASSETS
                                          September 16, 1994
                                                 to
                                              August 31,
                                                1995
                                                ----

OPERATIONS:
  Net investment income ..................  $   174,679
  Unrealized appreciation
    of investments .......................      110,558
                                            ------------
  Net increase in net assets
    resulting from operations ............      285,237
                                            ------------
DISTRIBUTIONS TO HOLDERS (Note 2)
   Income ................................     (129,025)
                                            ------------

NET INCREASE IN NET ASSETS ...............      156,212

NET ASSETS AT BEGINNING OF PERIOD ........    3,055,750
                                            ------------
NET ASSETS AT END OF PERIOD...............  $ 3,211,962
                                            ============
PER UNIT:
  Income distributions during
    period ...............................  $     39.70
                                            ============
  Net asset value at end of
    period ...............................  $    988.30
                                            ============
TRUST UNITS:
  Outstanding at end of period ...........        3,250
                                            ============

            See Notes to Financial Statements.












                        D - 14.

     MUNICIPAL INVESTMENT TRUST FUND,
     MULTISTATE SERIES - 71 (MICHIGAN TRUST),
     DEFINED ASSET FUNDS

     NOTES TO FINANCIAL STATEMENTS

1.   SIGNIFICANT ACCOUNTING POLICIES

     The Fund is registered under the Investment Company Act of 1940 as a Unit
     Investment Trust. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

      (A) Securities are stated at value as determined by the Evaluator based on bid side evaluations for the securities
               (see "How to Sell Units - Trustee's Redemption of Units" in this Prospectus, Part B), except that value on September
               16, 1994 was based upon offering side evaluations at September 14, 1994, the day prior to the Date of Deposit.
               Cost of securities at September 16, 1994 was also based on such offering side evaluations.

      (B) The Fund is not subject to income taxes. Accordingly, no provision for such taxes is required.

      (C)      Interest income is recorded as earned.

2.   DISTRIBUTIONS

     A distribution of net investment income is made to Holders each month.
     Receipts other than interest, after deductions for redemptions and applicable expenses, are distributed as explained in "Income, Distributions and Reinvestment - Distributions" in this Prospectus, Part B.

3.   NET CAPITAL

     Cost of 3,250 units at Date of Deposit .................$ 3,199,725
     Less sales charge ......................................    143,975
                                                             -----------
     Net amount applicable to Holders .......................  3,055,750
     Unrealized appreciation of investments .................    110,558











                                                             -----------

     Net capital applicable to Holders ......................$ 3,166,308
                                                             ===========
4.   INCOME TAXES

     As of August 31, 1995, unrealized appreciation of investments, based on cost for Federal income tax purposes, aggregated $110,558, all of which related to appreciated securities. The cost of investment securities for Federal income tax purposes was $3,055,750 at August 31, 1995.

                                        D - 15.

     MUNICIPAL INVESTMENT TRUST FUND,
     MULTISTATE SERIES - 71 (MICHIGAN TRUST) (INSURED),
     DEFINED ASSET FUNDS

     PORTFOLIO
     As of August 31, 1995

                                            Rating of                                             Optional
     Portfolio No. and Title of               Issues        Face                                 Redemption
            Securities                       (1) (4)        Amount    Coupon      Maturities(3) Provisions(3)    Cost(2)   Value(2)
            ----------                       ---------  ----------- -----------   ------------  ------------  ----------  ---------
   1 City of Farmington Hills, MI,              AAA    $    500,000     6.500 %      2022      02/15/02     $   506,985 $   516,370
     Hosp. Fin. Auth., Hosp. Rev. Bonds                                                        @  102.000
     (Botsford Gen. Hosp.), Ser. 1992 A
     (MBIA Ins.)

   2 Livonia Pub. School Dist., Cnty. of        AAA         500,000     5.500        2021      05/01/03         451,610     472,415
     Wayne, MI, 1993 Rfdg. Bonds (Gen.                                                         @  102.000
     Oblig. Unlimited. Tax) (Financial
     Guaranty Ins.)

   3 Board of Trustees of Michigan State        AAA         500,000     5.500        2022      08/15/02         450,730     471,230
     Univ. Gen. Rev. Bonds, Ser. 1992 A                                                        @  100.000
     (MBIA  Ins.)

   4 North Branch Area Schools, Cnty. of        AAA         500,000     5.375        2021      05/01/03         443,550     463,600
     Lapeer, MI, 1993 Rfdg. Bonds (Gen.                                                        @  101.500
     Oblig. Unlimited Tax ) (AMBAC Ins.)












   5 South Haven Pub. Sch., MI, Counties of     AAA         250,000     5.500        2017      05/01/03         228,840     238,568
     Alegan and Van Buren, 1993 Rfdg. Bonds                                                    @  102.000
     (Gen. Oblig.-Unlimited Tax) (Financial
     Guaranty Ins.)

   6 Michigan Strategic Fund, Ltd. Oblig.       AAA         500,000     6.450        2024      06/15/04         506,095     518,420
     Rfdg. Rev. Bonds (The Detroit Edison                                                      @  102.000
     Co. Poll. Ctl. Bonds Proj.),
     Collaterized Ser. 1994 BB (AMBAC Ins.)

   7 State of Michigan, State Trunk Line        AAA         500,000     5.750        2020      11/15/04         467,940     485,705
     Fund Rfdg. Bonds, Ser. 1994 B (Financial                                                  @  102.000
     Guaranty Ins.)

                                                        -----------                                           ----------  ---------
     TOTAL                                             $  3,250,000                                         $ 3,055,750 $ 3,166,308
                                                        ===========                                           ==========  =========

                              See notes to portfolios on page D - 32.

                                             D - 16.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 71 (NEW JERSEY TRUST),
DEFINED ASSET FUNDS

STATEMENT OF CONDITION
As of August 31, 1995

TRUST PROPERTY:
  Investment in marketable securities -
     at value (cost $ 3,066,355 )(Note 1) ........                $ 3,182,455
  Accrued interest ...............................                     36,750
  Cash - income ..................................                      4,548
                                                                  -----------
    Total trust property .........................                  3,223,753

LESS LIABILITY - Accrued Sponsors' fees ..........                        868
                                                                  -----------

NET ASSETS, REPRESENTED BY:
  3,250 units of fractional undivided
     interest outstanding (Note 3) ...............$ 3,182,455

  Undistributed net investment income ............     40,430     $ 3,222,885
                                                  -----------     ===========












UNIT VALUE ($ 3,222,885 / 3,250 units) ...........                $    991.66
                                                                  ===========

                          See Notes to Financial Statements.

                                        D - 17.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 71 (NEW JERSEY TRUST),
DEFINED ASSET FUNDS

STATEMENT OF OPERATIONS

                                          September 16, 1994
                                                 to
                                              August 31,
                                                1995
                                                ----

INVESTMENT INCOME:
  Interest income ........................  $   181,908
  Trustee's fees and expenses ............       (5,222)
  Sponsors' fees .........................       (1,251)
                                            ------------
  Net investment income ..................      175,435


  UNREALIZED APPRECIATION
  OF INVESTMENTS .........................      116,100
                                            ------------

NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS ..............  $   291,535
                                            ============

            See Notes to Financial Statements.












                        D - 18.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 71 (NEW JERSEY TRUST),
DEFINED ASSET FUNDS


STATEMENT OF CHANGES IN NET ASSETS

                                          September 16, 1994
                                                 to
                                              August 31,
                                                1995
                                                ----

OPERATIONS:
  Net investment income ..................  $   175,435
  Unrealized appreciation
    of investments .......................      116,100
                                            ------------
  Net increase in net assets
    resulting from operations ............      291,535
                                            ------------
 DISTRIBUTIONS TO HOLDERS (Note 2):
   Income ................................     (135,005)
                                            ------------

NET INCREASE IN NET ASSETS ...............      156,530

NET ASSETS AT BEGINNING OF PERIOD ........    3,066,355
                                            ------------
NET ASSETS AT END OF PERIOD ..............  $ 3,222,885
                                            ============
PER UNIT:
  Income distributions during
    period ...............................  $     41.54
                                            ============
  Net asset value at end of
    period ...............................  $    991.66
                                            ============
TRUST UNITS:
  Outstanding at end of period ...........        3,250
                                            ============

            See Notes to Financial Statements.












                        D - 19.

     MUNICIPAL INVESTMENT TRUST FUND,
     MULTISTATE SERIES - 71 (NEW JERSEY TRUST),
     DEFINED ASSET FUNDS

     NOTES TO FINANCIAL STATEMENTS

1.   SIGNIFICANT ACCOUNTING POLICIES

     The Fund is registered under the Investment Company Act of 1940 as a Unit
     Investment Trust. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

      (A) Securities are stated at value as determined by the Evaluator based on bid side evaluations for the securities
               (see "How to Sell Units - Trustee's Redemption of Units" in this Prospectus, Part B), except that value on September
               16, 1994 was based upon offering side evaluations at September 14, 1994, the day prior to the Date of Deposit.
               Cost of securities at September 16, 1994 was also based on such offering side evaluations.

      (B) The Fund is not subject to income taxes. Accordingly, no provision for such taxes is required.

      (C)      Interest income is recorded as earned.

2.   DISTRIBUTIONS

     A distribution of net investment income is made to Holders each month.
     Receipts other than interest, after deductions for redemptions and applicable expenses, are distributed as explained in "Income, Distributions and Reivestment - Distributions" in this Prospectus, Part B.

3.   NET CAPITAL

     Cost of 3,250 units at Date of Deposit ...................$ 3,210,850
     Less sales charge ........................................    144,495
                                                               -----------
     Net amount applicable to Holders .........................  3,066,355
     Unrealized appreciation of investments ...................    116,100
                                                               -----------

     Net capital applicable to Holders ........................$ 3,182,455
                                                               ===========
4.   INCOME TAXES

     As of August 31, 1995, unrealized appreciation of investments, based on cost for Federal income tax purposes, aggregated $116,100, all of which related to appreciated securities. The cost of investment securities for Federal income tax purposes was $3,066,355 at August 31, 1995.

                                     D - 20.

     MUNICIPAL INVESTMENT TRUST FUND,
     MULTISTATE SERIES - 71 (NEW JERSEY TRUST) (INSURED),
     DEFINED ASSET FUNDS

     PORTFOLIO
     As of August 31, 1995

                                            Rating of                                          Optional
     Portfolio No. and Title of               Issues        Face                                 Redemption
            Securities                       (1) (4)        Amount    Coupon      Maturities(3) Provisions(3)    Cost(2)   Value(2)
            ----------                       ---------  ----------- -----------   ------------  ------------  ----------  ---------
   1 The Delaware River and Bay Auth., NJ,      AAA    $    500,000     4.750 %      2024      01/01/04     $   399,730 $   418,860
     Rev. Bonds, Ser. 1993 (MBIA Ins.)                                                         @  102.000

   2 New Jersey Hlth. Care Fac. Fin. Auth.,     AAA         500,000     6.250        2024      07/01/04         496,595     511,800
     Rev. Bonds, Monmouth Med. Ctr. Iss.,                                                      @  102.000
     Ser. C (CGIC Ins.)

   3 New Jersey Hlth. Care Fac. Fin. Auth.,     AAA         250,000     5.200        2018      07/01/03         217,685     227,885
     Rev. Bonds, Allegany Hlth. Sys., Our                                                      @  102.000
     Lady of Lourdes Med. Ctr. Iss., Ser.
     1993 (MBIA Ins.)

   4 New Jersey Hlth. Care Fac. Fin. Auth.,     AAA         500,000     5.875        2024      07/01/04         471,525     495,490
     Rev. Bonds, Jersey Shore Med. Ctr.                                                        @  100.000
     Oblig. Group Iss., Ser. 1994 (AMBAC
     Iss.)

   5 The Hudson Cnty. Imp. Auth., NJ, Fac.      AAA         500,000     6.000        2025      12/01/02         486,210     502,760
     Lease Rev. Bonds (Hudson Cnty. Lease                                                      @  102.000
     Proj.), Ser. 1992 (Financial Guaranty
     Ins.)












   6 The Poll. Ctl. Fin. Auth., of Salem        AAA         500,000     6.250        2031      06/01/04         492,855     511,725
     Cnty., NJ, Poll. Ctl. Rev. Rfdg. Bonds,                                                   @  102.000
     1994 Ser. B (Pub. Serv. Elec. and Gas
     Co. Proj.) (MBIA Ins.)

   7 New Jersey Sports and Exposition Auth.,    AAA         500,000     6.250        2020      07/01/02         501,755     513,935
     Conv. Ctr. Luxury Tax Bonds, 1992 Ser.                                                    @  102.000
     A (MBIA Ins.)

                                                          ---------                                           ---------   ---------
     TOTAL                                             $  3,250,000                                         $ 3,066,355 $ 3,182,455
                                                          =========                                           =========   =========

                               See notes to portfolios on page D - 32.

                                                 D - 21.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 71 (NEW YORK TRUST),
DEFINED ASSET FUNDS


STATEMENT OF CONDITION
As of August 31, 1995

TRUST PROPERTY:
  Investment in marketable securities -
     at value (cost $ 3,702,680 )(Note 1).......                $ 3,859,018
  Accrued interest .............................                     46,058
  Cash - income ................................                     15,653
                                                                -----------
    Total trust property .......................                  3,920,729


LESS LIABILITIES:
  Income advance from Trustee...................$     7,326
  Accrued Sponsors' fees .......................      1,069           8,395
                                                -----------     -----------


NET ASSETS, REPRESENTED BY:
  4,000 units of fractional undivided
     interest outstanding (Note 3)..............  3,859,018

  Undistributed net investment income ..........     53,316     $ 3,912,334
                                                -----------     ===========

UNIT VALUE ($ 3,912,334 / 4,000 units ).........                $    978.08
                                                                ===========












                      See Notes to Financial Statements.

                                  D - 22.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 71 (NEW YORK TRUST),
DEFINED ASSET FUNDS

STATEMENT OF OPERATIONS

                                          September 16, 1994
                                                 to
                                              August 31,
                                                1995
                                                ----

INVESTMENT INCOME:
  Interest income ........................  $   219,068
  Trustee's fees and expenses ............       (5,772)
  Sponsors' fees .........................       (1,540)
                                            ------------
  Net investment income ..................      211,756


  UNREALIZED APPRECIATION
  OF INVESTMENTS .........................      156,338
                                            ------------

NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS ..............  $   368,094
                                            ============

            See Notes to Financial Statements.












                       D - 23.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 71 (NEW YORK TRUST),
DEFINED ASSET FUNDS


STATEMENT OF CHANGES IN NET ASSETS

                                         September 16, 1994
                                                to
                                             August 31,
                                               1995
                                               ----

OPERATIONS:
  Net investment income .................  $   211,756
  Unrealized appreciation
    of investments ......................      156,338
                                           ------------
  Net increase in net assets
    resulting from operations ...........      368,094
                                           -------------
 DISTRIBUTIONS TO  HOLDERS (Note 2):
   Income ...............................     (158,440)
                                           -------------

NET INCREASE IN NET ASSETS ..............      209,654

NET ASSETS AT BEGINNING OF PERIOD .......    3,702,680
                                           ------------
NET ASSETS AT END OF PERIOD .............  $ 3,912,334
                                           ============
PER UNIT:
  Income distributions during
    period...............................  $     39.61
                                           ============
  Net asset value at end of
    period ..............................  $    978.08
                                           ============
TRUST UNITS:
  Outstanding at end of period ..........        4,000
                                           ============

           See Notes to Financial Statements.












                       D - 24.

    MUNICIPAL INVESTMENT TRUST FUND,
    MULTISTATE SERIES - 71 (NEW YORK TRUST),
    DEFINED ASSET FUNDS

    NOTES TO FINANCIAL STATEMENTS

1.  SIGNIFICANT ACCOUNTING POLICIES

    The Fund is registered under the Investment Company Act of 1940 as a Unit
    Investment Trust. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

     (A) Securities are stated at value as determined by the Evaluator based on bid side evaluations for the securities
              (see "How to Sell Units - Trustee's Redemption of Units" in this Prospectus, Part B), except that value on September
              16, 1994 was based upon offering side evaluations at September 14, 1994, the day prior to the Date of Deposit.
              Cost of securities at September 16, 1994 was also based on such offering side evaluations.

     (B) The Fund is not subject to income taxes. Accordingly, no provision for such taxes is required.

     (C)      Interest income is recorded as earned.

2.  DISTRIBUTIONS

    A distribution of net investment income is made to Holders each month.
    Receipts other than interest, after deductions for redemptions and applicable expenses, are distributed as explained in "Income, Distributions and Reinvestment - Distributions" in this Prospectus, Part B.

3.  NET CAPITAL

    Cost of 4,000 units at Date of Deposit ...................$ 3,877,160
    Less sales charge ........................................    174,480
                                                              -----------
    Net amount applicable to Holders .........................  3,702,680
    Unrealized appreciation of investments ...................    156,338
                                                              -----------

    Net capital applicable to Holders ........................$ 3,859,018
                                                              ===========
4.  INCOME TAXES












    As of August 31, 1995, unrealized appreciation of investments, based on cost for Federal income tax purposes, aggregated $156,338, all of which related to appreciated securities. The cost of investment securities for Federal income tax purposes was $3,702,680 at August 31, 1995.

                                       D - 25.

     MUNICIPAL INVESTMENT TRUST FUND,
     MULTISTATE SERIES - 71 (NEW YORK TRUST) (INSURED),
     DEFINED ASSET FUNDS

     PORTFOLIO
     As of August 31, 1995

                                             Rating of                                            Optional
     Portfolio No. and Title of                Issues       Face                                 Redemption
            Securities                        (1) (4)       Amount    Coupon      Maturities(3) Provisions(3)    Cost(2)   Value(2)
            ----------                       ---------  ----------- -----------   ------------  ------------  ----------  ---------
   1 Metropolitan Transp. Auth., NY,            AAA     $   600,000     5.500 %      2022      07/01/02     $   540,948 $   567,804
     Transit Fac. Rev. Bonds, Ser. J                                                           @  100.000
     (Financial Guaranty Ins.)

   2 New York City Hlth. and Hosp. Corp.,       AAA         600,000     5.750        2022      02/15/03         557,142     580,206
     NY, Hlth. Sys. Bonds, Ser. 1993 A                                                         @  102.000
     (AMBAC Ins.)

   3 Triborough Bridge and Tunnel Auth., NY,    AAA         600,000     5.000        2024      01/01/04         496,248     527,538
     Gen. Purp. Rev. Bonds, Ser. 1994 A                                                        @  101.500
     (MBIA Ins.)

   4 New York City Mun. Wtr. Fin. Auth., NY,    AAA         600,000     6.200        2021      06/15/02         596,052     606,066
     Wtr. and Swr. Sys. Rev. Bonds, Fiscal                                                     @  101.500
     1992 Ser. C (AMBAC Ins.)

   5 New York Ste. Energy Research and Dev.     AAA         600,000     6.050        2034      04/01/04         574,020     603,678
     Auth., Poll. Ctl. Rfdg. Rev. Bonds (New                                                   @  102.000
     York State Elec. and Gas Corp. Proj.),
     1994 Ser. A (MBIA Ins.)

   6 New York State Med. Care Fac. Fin.         AAA         600,000     5.800        2022      02/15/03         560,766     584,034
     Agy., Mental Hlth. Serv. Fac. Imp. Rev.                                                   @  102.000











     Bonds, 1993 Ser. A (AMBAC Ins.)

   7 New York State Urban Dev. Corp., Youth     AAA         400,000     5.700        2014      04/01/04         377,504     389,692
     Fac. Rev. Bonds, Ser. 1994 (MBIA Ins.)                                                    @  102.000

                                                          ---------                                           ---------   ---------
     TOTAL                                              $ 4,000,000                                         $ 3,702,680 $ 3,859,018
                                                          =========                                           =========   =========

                             See notes to portfolios on page D - 32.

                                              D - 26.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 71 (PENNSYLVANIA TRUST),
DEFINED ASSET FUNDS


STATEMENT OF CONDITION
As of August 31, 1995

TRUST PROPERTY:
  Investment in marketable securities -
     at value (cost $ 3,025,263 )(Note 1) ......                $ 3,151,918
  Accrued interest .............................                     46,958
                                                                -----------
    Total trust property .......................                  3,198,876


LESS LIABILITIES:
  Income advance from Trustee ..................$     3,370
  Accrued Sponsors' fees .......................        868           4,238
                                                -----------     -----------


NET ASSETS, REPRESENTED BY:
  3,250 units of fractional undivided
     interest outstanding (Note 3) .............  3,151,918

  Undistributed net investment income ..........     42,720     $ 3,194,638
                                                -----------     ===========

UNIT VALUE ($ 3,194,638 / 3,250 units) .........                $    982.97
                                                                ===========

                   See Notes to Financial Statements.

                                 D - 27.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 71 (PENNSYLVANIA TRUST),
DEFINED ASSET FUNDS

STATEMENT OF OPERATIONS

                                         September 16, 1994
                                                to
                                             August 31,
                                               1995
                                               ----

INVESTMENT INCOME:
  Interest income .......................  $   181,517
  Trustee's fees and expenses ...........       (5,596)
  Sponsors' fees ........................       (1,251)
                                           ------------
  Net investment income .................      174,670


  UNREALIZED APPRECIATION
  OF INVESTMENTS ........................      126,655
                                           ------------

NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS .............  $   301,325
                                           ============

             See Notes to Financial Statements.

                        D - 28.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 71 (PENNSYLVANIA TRUST),
DEFINED ASSET FUNDS


STATEMENT OF CHANGES IN NET ASSETS

                                        September 16, 1994
                                               to
                                            August 31,
                                              1995
                                              ----

OPERATIONS:
  Net investment income ................  $   174,670
  Unrealized appreciation
    of investments .....................      126,655
                                          ------------
  Net increase in net assets
    resulting from operations ..........      301,325
                                          ------------
 DISTRIBUTIONS TO HOLDERS (Note 2):
   Income ..............................     (131,950)
                                          -------------

NET INCREASE IN NET ASSETS .............      169,375

NET ASSETS AT BEGINNING OF PERIOD ......    3,025,263
                                          ------------
NET ASSETS AT END OF PERIOD ............  $ 3,194,638
                                          ============
PER UNIT:
  Income distributions during
    period .............................  $     40.60
                                          ============
  Net asset value at end of
    period .............................  $    982.97
                                          ============
TRUST UNITS:
  Outstanding at end of period .........        3,250
                                          ============

          See Notes to Financial Statements.

                       D - 29.

     MUNICIPAL INVESTMENT TRUST FUND,
     MULTISTATE SERIES - 71 (PENNSYLVANIA TRUST),
     DEFINED ASSET FUNDS

     NOTES TO FINANCIAL STATEMENTS

1.   SIGNIFICANT ACCOUNTING POLICIES

     The Fund is registered under the Investment Company Act of 1940 as a Unit
     Investment Trust. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

      (A) Securities are stated at value as determined by the Evaluator based on bid side evaluations for the securities
               (see "How to Sell Units - Trustee's Redemption of Units" in this Prospectus, Part B), except that value on September
               16, 1994 was based upon offering side evaluations at September 14, 1994, the day prior to the Date of Deposit.
               Cost of securities at September 16, 1994 was also based on such offering side evaluations.

      (B) The Fund is not subject to income taxes. Accordingly, no provision for such taxes is required.

      (C)      Interest income is recorded as earned.

2.   DISTRIBUTIONS

     A distribution of net investment income is made to Holders each month.
     Receipts other than interest, after deductions for redemptions and applicable expenses, are distributed as explained in "Income, Distributions and Reinvestment - Distributions" in this Prospectus, Part B.

3.   NET CAPITAL

     Cost of 3,250 units at Date of Deposit ...................$ 3,167,808
     Less sales charge ........................................    142,545
                                                               -----------
     Net amount applicable to Holders .........................  3,025,263
     Unrealized appreciation of investments ...................    126,655
                                                               -----------

     Net capital applicable to Holders ........................$ 3,151,918
                                                               ===========
4.   INCOME TAXES

     As of August 31, 1995, unrealized appreciation of investments, based on cost for Federal income tax purposes, aggregated $126,655, all of which related to appreciated securities. The cost of investment securities for Federal income tax purposes was $3,025,263 at August 31, 1995.

                                        D - 30.

     MUNICIPAL INVESTMENT TRUST FUND,
     MULTISTATE SERIES - 71 (PENNSYLVANIA TRUST) (INSURED),
     DEFINED ASSET FUNDS

     PORTFOLIO
     As of August 31, 1995

                                             Rating of                                            Optional
     Portfolio No. and Title of                Issues       Face                                 Redemption
            Securities                        (1) (4)       Amount    Coupon      Maturities(3) Provisions(3)    Cost(2)   Value(2)
            ----------                       ---------  ----------- -----------   ------------  ------------  ----------  ---------
   1 Lehigh Cnty. Indl. Dev. Auth., PA,         AAA     $   500,000     6.400 %      2029      09/01/04     $   502,500 $   513,505
     Poll. Ctl. Rev. Rfdg. Bonds, 1994 Ser.                                                    @  102.000
     B (Pennsylvania Pwr. and Lt. Co. Proj.)
     (MBIA Ins.)

   2 Blair Cnty. Hosp. Auth., PA, Hosp. Rev.    AAA         250,000     6.375        2013      07/01/02         253,148     258,753
     Bonds, Ser. 1992 (The Altoona Hosp.                                                       @  102.000
     Proj.) (AMBAC Ins.)

   3 Bucks Cnty. Indl. Dev. Auth., Bucks        AAA         500,000     5.250        2021      07/01/03         423,900     450,415
     Cnty., PA, Hosp. Rev. Rfdg. Bonds                                                         @  102.000
     (Grand View Hosp.), Ser. 1993 A
     (AMBAC Ins.)

   4 Dauphin Cnty. Gen. Auth., PA, Hosp.        AAA         500,000     5.750        2016      07/01/03         464,795     486,930
     Rev. Bonds, HAPSCO Group, Inc. Tax-                                                       @  102.000
     Exempt Loan Program (The Western PA
     Hosp. Proj.), 1993 Ser. A (MBIA Ins.)

   5 The Philadelphia Municipal Auth.,          AAA         500,000     5.625        2018      11/15/03         458,340     478,430
     Philadelphia, PA, Lease Rev. Rfdg.                                                      @  102.000
     Bonds, 1993 Ser. A (Financial
     Guaranty Ins.)

   6 City of Philadelphia, PA, Water and        AAA         500,000     5.250        2023      06/15/03         427,685     452,030
     Wastewater Rev. Bonds, Ser. 1993 (MBIA                                                    @  102.000
     Ins.)

   7 City of Philadelphia, PA, Gas Wks. Rev.    AAA         500,000     6.375        2026      07/01/03         494,895     511,855











     Bonds, Fourteenth Ser. (CAPMAC                                                            @  102.000
     Ins.)

                                                         ----------                                           ---------   ---------
     TOTAL                                              $ 3,250,000                                         $ 3,025,263 $ 3,151,918
                                                         ==========                                           =========   =========

                                 See notes to portfolios on page D - 32.

                                                  D - 31.

 MUNICIPAL INVESTMENT TRUST FUND,
 MULTISTATE SERIES - (71 CALIFORNIA, FLORIDA, MICHIGAN,
 NEW JERSEY, NEW YORK AND PENNSYLVANIA TRUSTS), DEFINED ASSET FUNDS

 NOTES TO PORTFOLIOS
 As of August 31, 1995

(1)   A description of the rating symbols and their meanings appears under
      "Description of Ratings" in this Prospectus, Part B. Ratings, which have been provided by the Evaluator, are by Standard & Poor's when available.
      A Moody's Investors Service rating (as indicated by "m") is included only if
      Standard & Poor's has not rated an issue; this rating has been furnished by the
      Evaluator but not confirmed by Moody's Investors Service. "NR", if applicable, indicates that this security is not currently rated by either rating service.

(2)   See Notes to Financial Statements.

(3)   Optional redemption provisions, which may be exercised in whole or in part, are initially at prices of par plus a premium, then subsequently at prices declining to par. Certain securities may provide for redemption at par prior or in addition to any optional or mandatory redemption dates or maturity, for example, through the operation of a maintenance and replacement fund, if proceeds are not able to be used as contemplated, the project is condemned or sold or the project is destroyed and insurance proceeds are used to redeem the securities. Many of the securities are also subject to mandatory sinking fund redemption commencing on dates which may be prior to the date on which securities may be optionally redeemed. Sinking fund redemptions are at par and redeem only part of the issue. Some of the securities have mandatory sinking funds which contain optional provisions permitting the issuer to increase the principal amount of securities called on a mandatory redemption date. The sinking fund redemptions with optional provisions may, and optional refunding redemptions generally will, occur at times when the redeemed securities have an offering side evaluation which represents a premium over par. To the extent that the securities were acquired at a price higher than the redemption price, this will represent a loss of capital when compared with the Public Offering Price of the Units when acquired. Distributions will generally be reduced by the amount of the income which would otherwise have been paid with respect to redeemed securities and there will be distributed to Holders any principal amount and premium received on such redemption after satisfying any redemption requests for Units received by the Fund. The estimated current return may be affected by redemptions. The tax effect on Holders of redemptions and related distributions is described under "Taxes" in this Prospectus, Part B.

(4)   All securities are insured, either on an individual basis or by portfolio insurance, by a municipal bond insurance company which has been assigned
      "AAA" claims paying ability by Standard & Poor's. Accordingly, Standard &
      Poor's has assigned a "AAA" rating to the securities. Securities covered by portfolio insurance are rated "AAA" only as long as they remain in the Trust.
      See "Risk Factors - Bonds Backed by Letters of Credit or Insurance" in this
      Prospectus, Part B.

                                            D - 32.

                        MUNICIPAL INVESTMENT TRUST FUND
                               MULTISTATE SERIES
                              DEFINED ASSET FUNDS
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--------------------------------------------------------------------------------
                            (Fold along this line.)

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                             DEFINED ASSET FUNDSSM
                               PROSPECTUS--PART B
                      DEFINED ASSET FUNDS MUNICIPAL SERIES
                        MUNICIPAL INVESTMENT TRUST FUND
 FURTHER DETAIL REGARDING ANY OF THE INFORMATION PROVIDED IN THE PROSPECTUS MAY BE OBTAINED WITHIN FIVE DAYS BY WRITING OR CALLING THE TRUSTEE, THE ADDRESS AND
  TELEPHONE NUMBER OF WHICH ARE SET FORTH ON THE BACK COVER OF PART A OF THIS
                                  PROSPECTUS.

                                     Index


                                                          PAGE
                                                        ---------
Fund Description......................................          1
Risk Factors..........................................          2
How to Buy Units......................................          8
How to Sell Units.....................................         10
Income, Distributions and Reinvestment................         10
Fund Expenses.........................................         12
Taxes.................................................         12
Records and Reports...................................         13

                                                          PAGE
                                                        ---------
Trust Indenture.......................................         14
Miscellaneous.........................................         14
Exchange Option.......................................         16
Supplemental Information..............................         17
Appendix A--Description of Ratings....................        a-1
Appendix B--Sales Charge Schedules for Defined Asset
Funds Municipal Series................................        b-1
Appendix C--Sales Charge Schedules for Municipal
Investment Trust Fund.................................        c-1


FUND DESCRIPTION

BOND PORTFOLIO SELECTION

     Professional buyers and research analysts for Defined Asset Funds, with access to extensive research, selected the Bonds for the Portfolio after considering the Fund's investment objective as well as the quality of the Bonds (all Bonds in the Portfolio are initially rated in the category A or better by at least one nationally recognized rating organization or have comparable credit characteristics), the yield and price of the Bonds compared to similar securities, the maturities of the Bonds and the diversification of the Portfolio. Only issues meeting these stringent criteria of the Defined Asset Funds team of dedicated research analysts are included in the Portfolio. No leverage or borrowing is used nor does the Portfolio contain other kinds of securities to enhance yield. A summary of the Bonds in the Portfolio appears in Part A of the Prospectus. In a Fund that includes multiple Trusts or Portfolios, the word Fund should be understood to mean each individual Trust or Portfolio.

     The deposit of the Bonds in the Fund on the initial date of deposit established a proportionate relationship among the face amounts of the Bonds. During the 90-day period following the initial date of deposit the Sponsors may deposit additional Bonds in order to create new Units, maintaining to the extent possible that original proportionate relationship. Deposits of additional Bonds subsequent to the 90-day period must generally replicate exactly the proportionate relationship among the face amounts of the Bonds at the end of the initial 90-day period.

     Yields on bonds depend on many factors including general conditions of the bond markets, the size of a particular offering and the maturity and quality rating of the particular issues. Yields can vary among bonds with similar maturities, coupons and ratings. Ratings represent opinions of the rating organizations as to the quality of the bonds rated, based on the credit of the issuer or any guarantor, insurer or other credit provider, but these ratings are only general standards of quality (see Appendix A).

     After the initial date of deposit, the ratings of some Bonds may be reduced or withdrawn, or the credit characteristics of the Bonds may no longer be comparable to bonds rated A or better. Bonds rated BBB or Baa
(the lowest investment grade rating) or lower may have speculative characteristics, and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade bonds. Bonds rated below investment grade or unrated bonds with similar credit characteristics are often subject to greater market fluctuations and risk of loss of principal and income than higher grade bonds and their value may decline precipitously in response to rising interest rates.

     Because each Defined Asset Fund is a preselected portfolio of bonds, you know the securities, maturities, call dates and ratings before you invest. Of course, the Portfolio will change somewhat over time, as Bonds mature, are redeemed or are sold to meet Unit redemptions or in other limited circumstances. Because the Portfolio is not actively managed and principal is returned as the Bonds are disposed of, this principal should be relatively unaffected by changes in interest rates.

BOND PORTFOLIO SUPERVISION

     The Fund follows a buy and hold investment strategy in contrast to the frequent portfolio changes of a managed fund based on economic, financial and market analyses. The Fund may retain an issuer's bonds despite adverse financial developments. Experienced financial analysts regularly review the Portfolio and a Bond may be sold in certain circumstances including the occurrence of a default in payment or other default on the Bond, a decline in the projected income pledged for debt service on a revenue bond, institution of certain legal proceedings, if the Bond becomes taxable or is otherwise inconsistent with the Fund's investment objectives, a decline in the price of the Bond or the occurrence of other market or credit factors (including advance refunding) that, in the opinion of Defined Asset Funds research analysts, makes retention of the Bond detrimental to the interests of investors. The Trustee must generally reject any offer by an issuer of a Bond to exchange another security pursuant to a refunding or refinancing plan.

     The Sponsors and the Trustee are not liable for any default or defect in a Bond. If a contract to purchase any Bond fails, the Sponsors may generally deposit a replacement bond so long as it is a tax-exempt bond, has a fixed maturity or disposition date substantially similar to the failed Bond and is rated A or better by at least one nationally recognized rating organization or has comparable credit characteristics. A replacement bond must be deposited within 110 days after deposit of the failed contract, at a cost that does not exceed the funds reserved for purchasing the failed Bond and at a yield to maturity and current return substantially equivalent (considering then current market conditions and relative creditworthiness) to those of the failed Bond, as of the date the failed contract was deposited.

RISK FACTORS

     An investment in the Fund entails certain risks, including the risk that the value of your investment will decline with increases in interest rates. Generally speaking, bonds with longer maturities will fluctuate in value more than bonds with shorter maturities. In recent years there have been wide fluctuations in interest rates and in the value of fixed-rate bonds generally. The Sponsors cannot predict the direction or scope of any future fluctuations.

     Certain of the Bonds may have been deposited at a market discount or premium principally because their interest rates are lower or higher than prevailing rates on comparable debt securities. The current returns of market discount bonds are lower than comparably rated bonds selling at par because discount bonds tend to increase in market value as they approach maturity. The current returns of market premium bonds are higher than comparably rated bonds selling at par because premium bonds tend to decrease in market value as they approach maturity. Because part of the purchase price is returned through current income payments and not at maturity, an early redemption at par of a premium bond will result in a reduction in yield to the Fund. Market premium or discount attributable to interest rate changes does not indicate market confidence or lack of confidence in the issue.

     Certain Bonds deposited into the Fund may have been acquired on a when-issued or delayed delivery basis. The purchase price for these Bonds is determined prior to their delivery to the Fund and a gain or loss may result from fluctuations in the value of the Bonds. Additionally, in any Defined Asset Funds Municipal Series, if the value of the Bonds reserved for payment of the periodic deferred sales charge, together with the interest thereon, were to become insufficient to pay these charges, additional bonds would be required to be sold.

     The Fund may be concentrated in one or more of types of bonds. Concentration in a State may involve additional risk because of the decreased diversification of economic, political, financial and market risks. Set forth below is a brief description of certain risks associated with bonds which may be held by the Fund.

Additional information is contained in the Information Supplement which is available from the Trustee at no charge to the investor.

GENERAL OBLIGATION BONDS

     Certain of the Bonds may be general obligations of a governmental entity. General obligation bonds are backed by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. However, the taxing power of any governmental entity may be limited by provisions of state constitutions or laws and its credit will depend on many factors, including an erosion of the tax base resulting from population declines, natural disasters, declines in the state's industrial base or an inability to attract new industries, economic limits on the ability to tax without eroding the tax base and the extent to which the entity relies on federal or state aid, access to capital markets or other factors beyond the entity's control. In addition, political restrictions on the ability to tax and budgetary constraints affecting state governmental aid may have an adverse impact on the creditworthiness of cities, counties, school districts and other local governmental units.

     As a result of the recent recession's adverse impact upon both revenues and expenditures, as well as other factors, many state and local governments have confronted deficits which were the most severe in recent years. Many issuers are facing highly difficult choices about significant tax increases and spending reductions in order to restore budgetary balance. The failure to implement these actions on a timely basis could force these issuers to issue additional debt to finance deficits or cash flow needs and could lead to a reduction of their bond ratings and the value of their outstanding bonds.

MORAL OBLIGATION BONDS

     The Portfolio may include 'moral obligation' bonds. If an issuer of moral obligation bonds is unable to meet its obligations, the repayment of the bonds becomes a moral commitment but not a legal obligation of the state or local government in question. Even though the state or local government may be called on to restore any deficits in capital reserve funds of the agencies or authorities which issued the bonds, any restoration generally requires appropriation by the state or local legislature and does not constitute a legally enforceable obligation or debt of the state or local government. The agencies or authorities generally have no taxing power.

REFUNDED BONDS

     Refunded bonds are typically secured by direct obligations of the U.S. Government or in some cases obligations guaranteed by the U.S. Government placed in an escrow account maintained by an independent trustee until maturity or a predetermined redemption date. These obligations are generally noncallable prior to maturity or the predetermined redemption date. In a few isolated instances, however, bonds which were thought to be escrowed to maturity have been called for redemption prior to maturity.

MUNICIPAL REVENUE BONDS

     Municipal revenue bonds are tax-exempt securities issued by states, municipalities, public authorities or similar entities to finance the cost of acquiring, constructing or improving various projects. Municipal revenue bonds are not general obligations of governmental entities backed by their taxing power and payment is generally solely dependent upon the creditworthiness of the public issuer or the financed project or state appropriations. Examples of municipal revenue bonds are:

        Municipal utility bonds, including electrical, water and sewer revenue bonds, whose payments are dependent on various factors, including the rates the utilities may charge, the demand for their services and their operating costs, including expenses to comply with environmental legislation and other energy and licensing laws and regulations. Utilities are particularly sensitive to, among other things, the effects of inflation on operating and construction costs, the unpredictability of future usage requirements, the costs and availability of fuel and, with certain electric utilities, the risks associated with the nuclear industry;

        Lease rental bonds which are generally issued by governmental financing authorities with no direct taxing power for the purchase of equipment or construction of buildings that will be used by a state or local government. Lease rental bonds are generally subject to an annual risk that the lessee government might not appropriate funds for the leasing rental payments to service the bonds and may also be subject to the risk that rental obligations may terminate in the event of damage to or destruction or condemnation of the equipment or building;

        Multi-family housing revenue bonds and single family mortgage revenue bonds which are issued to provide financing for various housing projects and which are payable primarily from the revenues derived from mortgage loans to housing projects for low to moderate income families or notes secured by mortgages on residences; repayment of this type of bond is therefore dependent upon, among other things, occupancy levels, rental income, the rate of default on underlying mortgage loans, the ability of mortgage insurers to pay claims, the continued availability of federal, state or local housing subsidy programs, economic conditions in local markets, construction costs, taxes, utility costs and other operating expenses and the managerial ability of project managers. Housing bonds are generally prepayable at any time and therefore their average life will ordinarily be less than their stated maturities;

        Hospital and health care facility bonds whose payments are dependent upon revenues of hospitals and other health care facilities. These revenues come from private third-party payors and government programs, including the Medicare and Medicaid programs, which have generally undertaken cost containment measures to limit payments to health care facilities. Hospitals and health care facilities are subject to various legal claims by patients and others and are adversely affected by increasing costs of insurance. The Internal Revenue Service has been engaged in a program of intensive audits of certain large tax-exempt hospital and health care facility organizations. Although these audits have not yet been completed, it has been reported that the tax-exempt status of some of these organizations may be revoked;

        Airport, port, highway and transit authority revenue bonds which are dependent for payment on revenues from the financed projects, including user fees from ports and airports, tolls on turnpikes and bridges, rents from buildings, transit fare revenues and additional financial resources including federal and state subsidies, lease rentals paid by state or local governments or a pledge of a special tax such as a sales tax or a property tax. In the case of the air travel industry, airport income is largely affected by the airlines' ability to meet their obligations under use agreements which in turn is affected by increased competition among airlines, excess capacity and increased fuel costs, among other factors;

        Solid waste disposal bonds which are generally payable from dumping and user fees and from revenues that may be earned by the facility on the sale of electrical energy generated in the combustion of waste products and which are therefore dependent upon the ability of municipalities to fully utilize the facilities, sufficient supply of waste for disposal, economic or population growth, the level of construction and maintenance costs, the existence of lower-cost alternative modes of waste processing and increasing environmental regulation. A recent decision of the U.S. Supreme Court limiting a municipality's ability to require use of its facilities may have an adverse affect on the credit quality of various issues of these bonds;

        Special tax bonds which are not secured by general tax revenues but are only payable from and secured by the revenues derived by a municipality from a particular tax--for example, a tax on the rental of a hotel room, on the purchase of food and beverages, on the rental of automobiles or on the consumption of liquor and may therefore be adversely affected by a reduction in revenues resulting from a decline in the local economy or population or a decline in the consumption, use or cost of the goods and services that are subject to taxation;

        Student loan revenue bonds which are typically secured by pledges of new or existing student loans. The loans, in turn, are generally either guaranteed by eligible guarantors and reinsured by the Secretary of the U.S. Department of Education, directly insured by the federal government, or financed as part of supplemental or alternative loan programs within a state (e.g., loan repayments are not guaranteed). These bonds often permit the issuer to enter into interest rate swap agreements with eligible counterparties in which event the bonds are subject to the additional risk of the counterparty's ability to fulfill its swap obligation;

        University and college bonds, the payments on which are dependent upon various factors, including the size and diversity of their sources of revenues, enrollment, reputation, the availability of endowments and other funds and, in the case of public institutions, the financial condition of the relevant state or other governmental entity and its policies with respect to education; and

        Tax increment and tax allocation bonds, which are secured by ad valorem taxes imposed on the incremental increase of taxable assessed valuation of property within a jurisdiction above an established base of assessed value. The issuers of these bonds do not have general taxing authority and the tax assessments on which the taxes used to service the bonds are based may be subject to devaluation due to market price declines or governmental action.

     Puerto Rico. Certain Bonds may be affected by general economic conditions in the Commonwealth of Puerto Rico. Puerto Rico's economy is largely dependent for its development on federal programs, and current federal budgetary policies suggest that an expansion of its programs is unlikely. Reductions in federal tax benefits or incentives or curtailment of spending programs could adversely affect the Puerto Rican economy.

     Industrial Development Revenue Bonds. Industrial development revenue bonds are municipal obligations issued to finance various privately operated projects including pollution control and manufacturing facilities. Payment is generally solely dependent upon the creditworthiness of the corporate operator of the project and, in certain cases, an affiliated or third party guarantor and may be affected by economic factors relating to the particular industry as well as varying degrees of governmental regulation. In many cases industrial revenue bonds do not have the benefit of covenants which would prevent the corporations from engaging in capital restructurings or borrowing transactions which could reduce their ability to meet their obligations and result in a reduction in the value of the Portfolio.

BONDS BACKED BY REPURCHASE COMMITMENTS

     Certain Funds contain Bonds that were purchased from commercial banks, savings banks, savings and loan associations or other institutions (thrifts) that had held the Bonds in their investment portfolios prior to selling the Bonds to the Fund. These banks or thrifts (the Sellers) have committed to repurchase the Bonds from the Fund in certain circumstances. In some cases a Seller's Repurchase Commitments may be backed by a security interest in collateral or by a letter of credit (see Bonds Backed by Letters of Credit or Insurance below).

     A Seller may have committed to repurchase any Bond sold by it if necessary to satisfy investors' unit redemption requests (a Liquidity Repurchase). A Seller may also have committed to repurchase any Bond sold by it if the issuer of the Bond fails to make payments of interest or principal on the Bond (a Default Repurchase) or if the issuer becomes or is deemed to be bankrupt or insolvent (an Insolvency Repurchase). A Seller may have committed to repurchase any Bond if the interest on that Bond becomes taxable (a Tax Repurchase). Investors should realize that they are subject to having all or a portion of the principal amount of their investment returned prior to termination of the Fund if any of these situations occurs. A Seller may also have committed to repurchase the Bonds sold by it on their scheduled disposition dates (as shown under Portfolio in Part A) (a Disposition Repurchase). The price at which any of these repurchases will occur (the Put Price) is shown in Part A of the Prospectus. Any collateral securing any of the Repurchase Commitments may consist of mortgage-backed securities issued by GNMA (Ginnie Maes), FNMA (Fannie
Maes) or FHLMC (Freddie Macs); mortgages; municipal obligations; corporate obligations; U.S. government securities; and cash.

     Investors in a Fund containing any of these credit-supported Bonds should be aware that many thrifts have failed in recent years and that the thrift industry generally has experienced severe strains. New federal legislation has resulted that imposes many new limitations on the ways banks and thrifts may do business and mandates aggressive, early intervention into unhealthy institutions. One result of this legislation is an increased possibility of early payment of the principal amount of an investment in Bonds backed by collateralized letters of credit or repurchase commitments if a Seller becomes or is deemed to be insolvent.

BONDS BACKED BY LETTERS OF CREDIT OR INSURANCE

     Certain Bonds may be secured by letters of credit issued by commercial banks or savings banks, savings and loan associations and similar thrift institutions or are direct obligations of banks or thrifts. The letter of credit may be drawn upon, and the Bonds redeemed, if an issuer fails to pay amounts due on the Bonds or, in certain cases, if the interest on the Bond becomes taxable. Letters of credit are irrevocable obligations of the issuing institutions. The profitability of a financial institution is largely dependent upon the credit quality of its loan portfolio which, in turn, is affected by the institution's underwriting criteria, concentrations within the portfolio and specific industry and general economic conditions. The operating performance of financial institutions is also impacted by changes in interest rates, the availability and cost of funds, the intensity of competition and the degree of governmental regulation.

     Certain Bonds may be insured or guaranteed by insurance companies listed below. The claims-paying ability of each of these companies, unless otherwise indicated, was rated AAA by Standard & Poor's or another nationally recognized rating organization at the time the insured Bonds were purchased by the Fund. The ratings are subject to change at any time at the discretion of the rating agencies. In the event that the rating of an Insured Fund is reduced, the Sponsors are authorized to direct the Trustee to obtain other insurance on behalf of the Fund. The insurance policies guarantee the timely payment of principal and interest on the Bonds but do not guarantee their market value or the value of the Units. The insurance policies generally do not provide for accelerated payments of principal or cover redemptions resulting from events of taxability.

      The following summary information relating to the listed insurance companies has been obtained from publicly available information:

                                                                                        FINANCIAL INFORMATION
                                                                                          AS OF JUNE 30, 1995
                                                                                     (IN MILLIONS OF DOLLARS)
                                                                         --------------------------------------
                                                                                            POLICYHOLDERS'
                        NAME                          DATE ESTABLISHED   ADMITTED ASSETS           SURPLUS
----------------------------------------------------  -----------------  ---------------  ---------------------
AMBAC Indemnity Corporation.........................           1970        $     2,230         $       805
Asset Guaranty Insurance Co. (AA by S&P)                       1988                173                  78
Capital Guaranty Insurance Company (CGIC)...........           1986                316                 171
Capital Markets Assurance Corp. (CAPMAC)............           1987                221                 136
Connie Lee Insurance Company........................           1987                202                 108
Continental Casualty Company........................           1948             20,114               3,747
Financial Guaranty Insurance Company................           1984              2,249                 978
Financial Security Assurance Inc. (FSA).............           1984                776                 344
Firemen's Insurance Company of Newark, NJ                      1855              2,083                 403
Industrial Indemnity Co. (HIBI).....................           1920              1,706                 302
MBIA Insurance Corporation..........................           1986              3,623               1,165

     Insurance companies are subject to extensive regulation and supervision where they do business by state insurance commissioners who regulate the standards of solvency which must be maintained, the nature of and limitations on investments, reports of financial condition, and requirements regarding reserves for unearned premiums, losses and other matters. A significant portion of the assets of insurance companies are required by law to be held in reserve against potential claims on policies and is not available to general creditors. Although the federal government does not regulate the business of insurance, federal initiatives including pension regulation, controls on medical care costs, minimum standards for no-fault automobile insurance, national health insurance, tax law changes affecting life insurance companies and repeal of the antitrust exemption for the insurance business can significantly impact the insurance business.

STATE RISK FACTORS

     Investment in a single State Trust, as opposed to a Fund which invests in the obligations of several states, may involve some additional risk due to the decreased diversification of economic, political, financial and market risks. A brief description of the factors which may affect the financial condition of the applicable State for any State Trust, together with a summary of tax considerations relating to that State, appear in Part A (or for certain State Trusts, Part C), of the Prospectus; further information is contained in the Information Supplement.

LITIGATION AND LEGISLATION

     The Sponsors do not know of any pending litigation as of the initial date of deposit which might reasonably be expected to have a material adverse effect upon the Fund. At any time after the initial date of deposit, litigation may be initiated on a variety of grounds, or legislation may be enacted, affecting the Bonds in the Fund. Litigation, for example, challenging the issuance of pollution control revenue bonds under environmental protection statutes may affect the validity of certain Bonds or the tax-free nature of their interest. While the outcome of litigation of this nature can never be entirely predicted, opinions of bond counsel are delivered on the date of issuance of each Bond to the effect that it has been validly issued and that the interest thereon is exempt from federal income tax. From time to time, proposals are introduced in Congress to, among other things, reduce federal income tax rates, impose a flat tax, exempt investment income from tax or abolish the federal income tax and replace it with another form of tax. Enactment of any such legislation could adversely affect the value of the Units. The Fund, however, cannot predict what legislation, if any, in respect of tax rates may be proposed, nor can it predict which proposals, if any, might be enacted.

     Also, certain proposals, in the form of state legislative proposals or voter initiatives, seeking to limit real property taxes have been introduced in various states, and an amendment to the constitution of the State of California, providing for strict limitations on real property taxes, has had a significant impact on the taxing powers of local governments and on the financial condition of school districts and local governments in California. In addition, other factors may arise from time to time which potentially may impair the ability of issuers to make payments due on the Bonds. Under the Federal Bankruptcy Code, for example, municipal bond issuers, as well as any underlying corporate obligors or guarantors, may proceed to restructure or otherwise alter the terms of their obligations.

     From time to time Congress considers proposals to prospectively and retroactively tax the interest on state and local obligations, such as the Bonds. The Supreme Court clarified in South Carolina v. Baker (decided on April 20, 1988) that the U.S. Constitution does not prohibit Congress from passing a nondiscriminatory tax on interest on state and local obligations. This type of legislation, if enacted into law, could require investors to pay income tax on interest from the Bonds and could adversely affect an investment in Units. See Taxes.

PAYMENT OF THE BONDS AND LIFE OF THE FUND

     The size and composition of the Portfolio will change over time. Most of the Bonds are subject to redemption prior to their stated maturity dates pursuant to optional refunding or sinking fund redemption provisions or otherwise. In general, optional refunding redemption provisions are more likely to be exercised when the value of a Bond is at a premium over par than when it is at a discount from par. Some Bonds may be subject to sinking fund and extraordinary redemption provisions which may commence early in the life of the Fund. Additionally, the size and composition of the Fund will be affected by the level of redemptions of Units that may occur from time to time. Principally, this will depend upon the number of investors seeking to sell or redeem their Units and whether or not the Sponsors are able to sell the Units acquired by them in the secondary market. As a result, Units offered in the secondary market may not represent the same face amount of Bonds as on the initial date of deposit. Factors that the Sponsors will consider in determining whether or not to sell Units acquired in the secondary market include the diversity of the Portfolio, the size of the Fund relative to its original size, the ratio of Fund expenses to income, the Fund's current and long-term returns, the degree to which Units may be selling at a premium over par and the cost of maintaining a current prospectus for the Fund. These factors may also lead the Sponsors to seek to terminate the Fund earlier than its mandatory termination date.

FUND TERMINATION

     The Fund will be terminated no later than the mandatory termination date specified in Part A of the Prospectus. It will terminate earlier upon the disposition of the last Bond or upon the consent of investors holding 51% of the Units. The Fund may also be terminated earlier by the Sponsors once the total assets of the Fund have fallen below the minimum value specified in Part A of the Prospectus. A decision by the Sponsors to terminate the Fund early will be based on factors similar to those considered by the Sponsors in determining whether to continue the sale of Units in the secondary market.

     Notice of impending termination will be provided to investors and thereafter units will no longer be redeemable. On or shortly before termination, the Fund will seek to dispose of any Bonds remaining in the Portfolio although any Bond unable to be sold at a reasonable price may continue to be held by the Trustee in a liquidating trust pending its final disposition. A proportional share of the expenses associated with termination, including brokerage costs in disposing of Bonds, will be borne by investors remaining at that time. This may have the effect of reducing the amount of proceeds those investors are to receive in any final distribution.

LIQUIDITY

     Up to 40% of the value of the Portfolio may be attributable to guarantees or similar security provided by corporate entities. These guarantees or other security may constitute restricted securities that cannot be sold publicly by the Trustee without registration under the Securities Act of 1933, as amended. The Sponsors nevertheless believe that, should a sale of the Bonds guaranteed or secured be necessary in order to meet redemption of Units, the Trustee should be able to consummate a sale with institutional investors.

     The principal trading market for the Bonds will generally be in the over-the-counter market and the existence of a liquid trading market for the Bonds may depend on whether dealers will make a market in them. There can be no assurance that a liquid trading market will exist for any of the Bonds, especially since the Fund may be restricted under the Investment Company Act of 1940 from selling Bonds to any Sponsor. The value of the Portfolio will be adversely affected if trading markets for the Bonds are limited or absent.

HOW TO BUY UNITS

     Units are available from any of the Sponsors, Underwriters and other broker-dealers at the Public Offering Price plus accrued interest on the Units. The Public Offering Price varies each Business Day with changes in the value of the Portfolio and other assets and liabilities of the Fund.

     Net accrued interest and principal cash, if any, are added to the Public Offering Price, the Sponsors' Repurchase Price and the Redemption Price per Unit. This represents the interest accrued on the Bonds, net of Fund expenses, from the initial date of deposit to, but not including, the settlement date for Units (less any prior distributions of interest income to investors). Bonds deposited also carry accrued but unpaid interest up to the initial date of deposit. To avoid having investors pay this additional accrued interest (which earns no return) when they purchase Units, the Trustee advances and distributes this amount to the Sponsors; it recovers this advance from interest received on the Bonds. Because of varying interest payment dates on the Bonds, accrued interest at any time will exceed the interest actually received by the Fund.

     Because accrued interest on the Bonds is not received by the Fund at a constant rate throughout the year, any Monthly Income Distribution may be more or less than the interest actually received by the Fund. To eliminate fluctuations in the Monthly Income Distribution, a portion of the Public Offering Price may consist of cash in an amount necessary for the Trustee to provide approximately equal distributions. Upon the sale or redemption of Units, investors will receive their proportionate share of this cash. In addition, if a Bond is sold, redeemed or otherwise disposed of, the Fund will periodically distribute to investors the portion of this cash that is attributable to the Bond.

     The regular Monthly Income Distribution is stated in Part A of the Prospectus and will change as the composition of the Portfolio changes over time.

PUBLIC OFFERING PRICE--THE FOLLOWING SECTIONS APPLY TO TWO DIFFERENT TYPES OF DEFINED MUNICIPAL FUNDS. INVESTORS SHOULD NOTE THE EXACT NAME OF THE FUND ON THE COVER OF PART A OF THE PROSPECTUS TO MAKE SURE THEY REFER TO THE CORRECT SECTION BELOW.

SECTION A--MUNICIPAL INVESTMENT TRUST FUND

     In the initial offering period, the Public Offering Price is based on the next offer side evaluation of the Bonds, and includes a sales charge based on the number of Units of a single Fund or Trust purchased on the same or any preceding day by a single purchaser. See Initial Offering sales charge schedule in Appendix C. The purchaser or his dealer must notify the Sponsors at the time of purchase of any previous purchase to be aggregated and supply sufficient information to permit confirmation of eligibility; acceptance of the purchase order is subject to confirmation. Purchases of Fund Units may not be aggregated with purchases of any other unit trust. This procedure may be amended or terminated at any time without notice.

     In the secondary market (after the initial offering period), the Public Offering Price is based on the bid side evaluation of the Bonds, and includes a sales charge based (a) on the number of Units of the Fund and any other Series of Municipal Investment Trust Fund purchased in the secondary market on the same day by a single purchaser (see Secondary Market sales charge schedule in Appendix C) and (b) the maturities of the underlying Bonds (see Effective Sales Charge Schedule in Appendix C). To qualify for a reduced sales charge, the dealer must confirm that the sale is to a single purchaser or is purchased for its own account and not for distribution. For these purposes, Units held in the name of the purchaser's spouse or child under 21 years of age are deemed to be purchased by a single purchaser. A trustee or other fiduciary purchasing securities for a single trust estate or single fiduciary account is also considered a single purchaser.

     In the secondary market, the Public Offering Price is further reduced depending on the maturities of the various Bonds in the Portfolio, by determining a sales charge percentage for each Bond, as stated in Effective Sales Charge in Appendix C. The sales charges so determined, multiplied by the bid side evaluation of the Bonds, are aggregated and the total divided by the number of Units outstanding to determine the Effective Sales Charge. On any purchase, the Effective Sales Charge is multiplied by the applicable secondary market sales charge percentage (depending on the number of Units purchased) in order to determine the sales charge component of the Public Offering Price.

SECTION B--DEFINED ASSET FUNDS MUNICIPAL SERIES

     During the initial offering period for at least the first three months of the Fund, the Public Offering Price (and the Initial Repurchase Price) is based on the higher, offer side evaluation of the Bonds at the next Evaluation Time after the order is received. In the secondary market (after the initial offering period), the Public Offering Price (and the Sponsors' Repurchase Price and the Redemption Price) is based on the lower, bid side evaluation of the Bonds.

     Investors will be subject to differing types and amounts of sales charge depending upon the timing of their purchases and redemptions of Units. A periodic deferred sales charge will be payable quarterly through about the fifth anniversary of the Fund from a portion of the interest on and principal of Bonds reserved for that purpose. Commencing on the first anniversary of the Fund, the Public Offering Price will also include an up-front sales charge applied to the value of the Bonds in the Portfolio. Lastly, investors redeeming their Units prior to the fourth anniversary of the Fund will be charged a contingent deferred sales charge payable out of the redemption proceeds of their Units. These charges may be less than you would pay to buy and hold a comparable managed fund. A complete schedule of sales charges appears in Appendix B. The Sponsors have received an opinion of their counsel that the deferred sales charge described in this Prospectus is consistent with an exemptive order received from the SEC.

                                     * * *

     Employees of certain Sponsors and Sponsor affiliates and non-employee directors of Merrill Lynch & Co. Inc. may purchase Units at any time at prices including a sales charge of not less than $5 per Unit.

EVALUATIONS

     Evaluations are determined by the independent Evaluator on each Business Day. This excludes Saturdays, Sundays and the following holidays as observed by the New York Stock Exchange: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. Bond evaluations are based on closing sales prices (unless the Evaluator deems these prices inappropriate). If closing sales prices are not available, the evaluation is generally determined on the basis of current bid or offer prices for the Bonds or comparable securities or by appraisal or by any combination of these methods. In the past, the bid prices of publicly offered tax-exempt issues have been lower than the offer prices by as much as 3 1/2% or more of face amount in the case of inactively traded issues and as little as 1/2 of 1% in the case of actively traded issues, but the difference between the offer and bid prices has averaged between 1 and 2% of face amount. Neither the Sponsors, the Trustee or the Evaluator will be liable for errors in the Evaluator's judgment. The fees of the Evaluator will be borne by the Fund.

CERTIFICATES

     Certificates for Units are issued upon request and may be transferred by paying any taxes or governmental charges and by complying with the requirements for redeeming Certificates (see How To Sell Units--Trustee's Redemption of Units). Certain Sponsors collect additional charges for registering and shipping Certificates to purchasers. Lost or mutilated Certificates can be replaced upon delivery of satisfactory indemnity and payment of costs.

HOW TO SELL UNITS

SPONSORS' MARKET FOR UNITS

     You can sell your Units at any time without a fee. The Sponsors (although not obligated to do so) will normally buy any Units offered for sale at the repurchase price next computed after receipt of the order. The Sponsors have maintained secondary markets in Defined Asset Funds for over 20 years. Primarily because of the sales charge and fluctuations in the market value of the Bonds, the sale price may be less than the cost of your Units. You should consult your financial professional for current market prices to determine if other broker-dealers or banks are offering higher prices for Units.

     The Sponsors may discontinue this market without prior notice if the supply of Units exceeds demand or for other business reasons; in that event, the Sponsors may still purchase Units at the redemption price as a service to investors. The Sponsors may reoffer or redeem Units repurchased.

TRUSTEE'S REDEMPTION OF UNITS

     You may redeem your Units by sending the Trustee a redemption request together with any certificates you hold. Certificates must be properly endorsed or accompanied by a written transfer instrument with signatures guaranteed by an eligible institution. In certain instances, additional documents may be required such as a certificate of death, trust instrument, certificate of corporate authority or appointment as executor, administrator or guardian. If the Sponsors are maintaining a market for Units, they will purchase any Units tendered at the repurchase price described above. While Defined Asset Funds Municipal Series have a declining deferred sales charge payable on redemption (see Appendix B), a Municipal Investment Trust Fund has no back-end load or 12b-1 fees, so there is never a fee for cashing in your investment (see Appendix C). If they do not purchase Units tendered, the Trustee is authorized in its discretion to sell Units in the over-the-counter market if it believes it will obtain a higher net price for the redeeming investor.

     By the seventh calendar day after tender you will be mailed an amount equal to the Redemption Price per Unit. Because of market movements or changes in the Portfolio, this price may be more or less than the cost of your Units. The Redemption Price per Unit is computed each Business Day by adding the value of the Bonds, net accrued interest, cash and the value of any other Fund assets; deducting unpaid taxes or other governmental charges, accrued but unpaid Fund expenses, unreimbursed Trustee advances, cash held to redeem Units or for distribution to investors and the value of any other Fund liabilities; and dividing the result by the number of outstanding Units.

     For Defined Asset Funds Municipal Series, Bonds are evaluated on the offer side during the initial offering period and for at least the first three months of the Fund (even in the secondary market) and on the bid side thereafter. For a Municipal Investment Trust Fund, Bonds are evaluated on the offer side during the initial offering period and on the bid side thereafter.

     If cash is not available in the Fund's Income and Capital Accounts to pay redemptions, the Trustee may sell Bonds selected by the Agent for the Sponsors based on market and credit factors determined to be in the best interest of the Fund. These sales are often made at times when the Bonds would not otherwise be sold and may result in lower prices than might be realized otherwise and will also reduce the size and diversity of the Fund.

     Redemptions may be suspended or payment postponed if the New York Stock Exchange is closed other than for customary weekend and holiday closings, if the SEC determines that trading on that Exchange is restricted or that an emergency exists making disposal or evaluation of the Bonds not reasonably practicable, or for any other period permitted by the SEC.

INCOME, DISTRIBUTIONS AND REINVESTMENT

INCOME

     Some of the Bonds may have been purchased on a when-issued basis or may have a delayed delivery. Since interest on these Bonds does not begin to accrue until the date of their delivery to the Fund, the Trustee's annual fee and expenses may be reduced to provide tax-exempt income to investors for this non-accrual period. If a when-issued Bond is not delivered until later than expected and the amount of the Trustee's annual fee and expenses is insufficient to cover the additional accrued interest, the Sponsors will treat the contracts as failed

Bonds. The Trustee is compensated for its fee reduction by drawing on the letter of credit deposited by the Sponsors before the settlement date for these Bonds and depositing the proceeds in a non-interest bearing account for the Fund.

     Interest received is credited to an Income Account and other receipts to a Capital Account. A Reserve Account may be created by withdrawing from the Income and Capital Accounts amounts considered appropriate by the Trustee to reserve for any material amount that may be payable out of the Fund.

DISTRIBUTIONS

     Each Unit receives an equal share of monthly distributions of interest income net of estimated expenses. Interest on the Bonds is generally received by the Fund on a semi-annual or annual basis. Because interest on the Bonds is not received at a constant rate throughout the year, any Monthly Income Distribution may be more or less than the interest actually received. To eliminate fluctuations in the Monthly Income Distribution, the Trustee will advance amounts necessary to provide approximately equal interest distributions; it will be reimbursed, without interest, from interest received on the Bonds, but the Trustee is compensated, in part, by holding the Fund's cash balances in non-interest bearing accounts. Along with the Monthly Income Distributions, the Trustee will distribute the investor's pro rata share of principal received from any disposition of a Bond to the extent available for distribution. In addition, for Defined Asset Funds Municipal Series, distributions of amounts necessary to pay the deferred portion of the sales charge will be made from the Capital and Income Accounts to an account maintained by the Trustee for purposes of satisfying investors' sales charge obligations.

     The initial estimated annual income per Unit, after deducting estimated annual Fund expenses (and, for Defined Asset Funds Municipal Series, the portion of the deferred sales charge payable from interest income) as stated in Part A of the Prospectus, will change as Bonds mature, are called or sold or otherwise disposed of, as replacement bonds are deposited and as Fund expenses change. Because the Portfolio is not actively managed, income distributions will generally not be affected by changes in interest rates. Depending on the financial conditions of the issuers of the Bonds, the amount of income should be substantially maintained as long as the Portfolio remains unchanged; however, optional bond redemptions or other Portfolio changes may occur more frequently when interest rates decline, which would result in early returns of principal and possibly earlier termination of the Fund.

RETURN CALCULATIONS

     Estimated Current Return shows the estimated annual cash to be received from interest-bearing bonds in a Portfolio (net of estimated annual expenses) divided by the Public Offering Price (including the maximum sales charge). Estimated Long Term Return is a measure of the estimated return over the estimated life of the Trust. This represents an average of the yields to maturity (or in certain cases, to an earlier call date) of the individual Bonds in the Portfolio, adjusted to reflect the maximum sales charge and estimated expenses. The average yield for the Portfolio is derived by weighting each Bond's yield by its market value and the time remaining to the call or maturity date, depending on how the Bond is priced. Unlike Estimated Current Return, Estimated Long Term Return takes into account maturities, discounts and premiums of the underlying Bonds.

     No return estimate can be predictive of your actual return because returns will vary with purchase price (including sales charges), how long units are held, changes in Portfolio composition, changes in interest income and changes in fees and expenses. Therefore, Estimated Current Return and Estimated Long Term Return are designed to be comparative rather than predictive. A yield calculation which is more comparable to an individual Bond may be higher or lower than Estimated Current Return or Estimated Long Term Return which are more comparable to return calculations used by other investment products.

REINVESTMENT

     Distributions will be paid in cash unless the investor elects to have distributions reinvested without sales charge in the Municipal Fund Accumulation Program, Inc. The Program is an open-end management investment company whose investment objective is to obtain income exempt from regular federal income taxes by investing in a diversified portfolio of state, municipal and public authority bonds rated A or better or with comparable credit characteristics. Reinvesting compounds earnings free from federal tax. Investors participating in the Program will be subject to state and local income taxes to the same extent as if the distributions had been received in cash, and most of the income on the Program is subject to state and local income taxes. For more complete information about the Program, including charges and expenses, request the Program's prospectus from the Trustee. Read it carefully before you decide to participate. Written notice of election to participate must be received by the Trustee at least ten days before the Record Day for the first distribution to which the election is to apply.

FUND EXPENSES

     Estimated annual Fund expenses are listed in Part A of the Prospectus; if actual expenses exceed the estimate, the excess will be borne by the Fund. The Trustee's annual fee is payable in monthly installments. The Trustee also benefits when it holds cash for the Fund in non-interest bearing accounts. Possible additional charges include Trustee fees and expenses for maintaining the Fund's registration statement current with Federal and State authorities, extraordinary services, costs of indemnifying the Trustee and the Sponsors, costs of action taken to protect the Fund and other legal fees and expenses, Fund termination expenses and any governmental charges. The Trustee has a lien on Fund assets to secure reimbursement of these amounts and may sell Bonds for this purpose if cash is not available. The Sponsors receive an annual fee of a maximum of $0.35 per $1,000 face amount to reimburse them for the cost of providing Portfolio supervisory services to the Fund. While the fee may exceed their costs of providing these services to the Fund, the total supervision fees from all Defined Asset Funds Municipal Series will not exceed their costs for these services to all of those Series during any calendar year; and the total supervision fees from all Series of Municipal Investment Trust Fund will not exceed their costs for these services to all of those Series during any calendar year. The Sponsors may also be reimbursed for their costs of providing bookkeeping and administrative services to the Fund, currently estimated at $0.10 per Unit. The Trustee's, Sponsors' and Evaluator's fees may be adjusted for inflation without investors' approval.

     All or a portion of expenses incurred in establishing the Fund, including the cost of the initial preparation of documents relating to the Fund, Federal and State registration fees, the initial fees and expenses of the Trustee, legal expenses and any other out-of-pocket expenses will be paid by the Fund and amortized over five years. Advertising and selling expenses will be paid from the Underwriting Account at no charge to the Fund. Sales charges on Defined Asset Funds range from under 1.0% to 5.5%. This may be less than you might pay to buy and hold a comparable managed fund. Defined Asset Funds can be a cost-effective way to purchase and hold investments. Annual operating expenses are generally lower than for managed funds. Because Defined Asset Funds have no management fees, limited transaction costs and no ongoing marketing expenses, operating expenses are generally less than 0.25% a year. When compounded annually, small differences in expense ratios can make a big difference in your investment results. Because our portfolios rarely hold any significant amount of cash, your money is more fully invested.

TAXES

     The following discussion addresses only the U.S. federal and certain New York State and City income tax consequences under current law of Units held as capital assets and does not address the tax consequences of Units held by dealers, financial institutions or insurance companies or other investors with special circumstances.

     In the opinion of Davis Polk & Wardwell, special counsel for the Sponsors, under existing law:

        The Fund is not an association taxable as a corporation for federal income tax purposes. Each investor will be considered the owner of a pro rata portion of each Bond in the Fund under the grantor trust rules of Sections 671-679 of the Internal Revenue Code of 1986, as amended (the 'Code'). Each investor will be considered to have received the interest and accrued the original issue discount, if any, on his pro rata portion of each Bond when interest on the Bond is received or original issue discount is accrued by the Fund. The investor's basis in his Units will be equal to the cost of his Units, including any up-front sales charge and the organizational expenses borne by the investor.

        When an investor pays for accrued interest, the investor's confirmation of purchase will report to him the amount of accrued interest for which he paid. These investors will receive the accrued interest amount as part of their first monthly distribution. Accordingly, these investors should reduce their tax basis by the accrued interest amount after the first monthly distribution.

        An investor will recognize taxable gain or loss when all or part of his pro rata portion of a Bond is disposed of by the Fund. An investor will also be considered to have disposed of all or a portion of his pro rata portion of each Bond when he sells or redeems all or some of his Units. An investor who is treated as having acquired his pro rata portion of a Bond at a premium will be required to amortize the premium over the term of the Bond. The amortization is only a reduction of basis for the investor's pro rata portion of the Bond and does not result in any deduction against the investor's income. Therefore, under some circumstances, an investor may recognize taxable gain when his pro rata portion of a Bond is disposed of for an amount equal to or less than his original tax basis therefor.

        Under Section 265 of the Code, a non-corporate investor is not entitled to a deduction for his pro rata share of fees and expenses of the Fund, because the fees and expenses are incurred in connection with the production of tax-exempt income. Further, if borrowed funds are used by an investor to purchase or carry Units of the Fund, interest on this indebtedness will not be deductible for federal income tax purposes. In addition, under rules used by the Internal Revenue Service, the purchase of Units may be considered to have been made with borrowed funds even though the borrowed funds are not directly traceable to the purchase of Units.

        Under the income tax laws of the State and City of New York, the Fund is not an association taxable as a corporation and income received by the Fund will be treated as the income of the investors in the same manner as for federal income tax purposes, but will not be tax-exempt except to the extent such income is earned by bonds in the Fund that are otherwise tax-exempt for New York purposes.

        The foregoing discussion relates only to U.S. federal and certain aspects of New York State and City income taxes. Depending on their state of residence, investors may be subject to state and local taxation and should consult their own tax advisers in this regard.

                                    *  *  *

     In the opinion of bond counsel rendered on the date of issuance of each Bond, the interest on each Bond is excludable from gross income under existing law for regular federal income tax purposes (except in certain circumstances depending on the investor) but may be subject to state and local taxes, and interest on some or all of the Bonds may become subject to regular federal income tax, perhaps retroactively to their date of issuance, as a result of changes in federal law or as a result of the failure of issuers (or other users of the proceeds of the Bonds) to comply with certain ongoing requirements. If the interest on a Bond should be determined to be taxable, the Bond would generally have to be sold at a substantial discount. In addition, investors could be required to pay income tax on interest received prior to the date on which the interest is determined to be taxable.

     Neither the Sponsors nor Davis Polk & Wardwell have made or will make any review of the proceedings relating to the issuance of the Bonds or the basis for these opinions and there can be no assurance that the issuer (and other users) will comply with any ongoing requirements necessary for a Bond to maintain its tax-exempt character.

     The Internal Revenue Service is currently engaged in a program of intensive audits of certain tax-exempt hospital and health care facility organizations. Although these audits have not yet been completed, it has been reported that the tax-exempt status of some of these organizations may be revoked. At this time, it is uncertain whether any of the hospital and health care facility obligations held by the Fund will be affected by such audit proceedings.

RECORDS AND REPORTS

     The Trustee keeps a register of the names, addresses and holdings of all investors. The Trustee also keeps records of the transactions of the Fund, including a current list of the Bonds and a copy of the Indenture, and supplemental information on the operations of the Fund and the risks associated with the Bonds held by the Fund, which may be inspected by investors at reasonable times during business hours.

     With each distribution, the Trustee includes a statement of the interest and any other receipts being distributed. Within five days after deposit of Bonds in exchange or substitution for Bonds (or contracts) previously deposited, the Trustee will send a notice to each investor, identifying both the Bonds removed and the replacement bonds deposited. The Trustee sends each investor of record an annual report summarizing transactions in the Fund's accounts and amounts distributed during the year and Bonds held, the number of Units outstanding and the Redemption Price at year end, the interest received by the Fund on the Bonds, the gross proceeds received by the Fund from the disposition of any Bond (resulting from redemption or payment at maturity or sale of any Bond), and the fees and expenses paid by the Fund, among other matters. The Trustee will also furnish annual information returns to each investor and to the Internal Revenue Service. Investors are required to report to the Internal Revenue Service the amount of tax-exempt interest received during the year. Investors may obtain copies of Bond evaluations from the Trustee to enable them to comply with federal and state tax reporting requirements. Fund accounts are audited annually by independent accountants selected by the Sponsors. Audited financial statements are available from the Trustee on request.

TRUST INDENTURE

     The Fund is a 'unit investment trust' created under New York law by a Trust Indenture among the Sponsors, the Trustee and the Evaluator. This Prospectus summarizes various provisions of the Indenture, but each statement is qualified in its entirety by reference to the Indenture.

     The Indenture may be amended by the Sponsors and the Trustee without consent by investors to cure ambiguities or to correct or supplement any defective or inconsistent provision, to make any amendment required by the SEC or other governmental agency or to make any other change not materially adverse to the interest of investors (as determined in good faith by the Sponsors). The Indenture may also generally be amended upon consent of investors holding 51% of the Units. No amendment may reduce the interest of any investor in the Fund without the investor's consent or reduce the percentage of Units required to consent to any amendment without unanimous consent of investors. Investors will be notified on the substance of any amendment.

     The Trustee may resign upon notice to the Sponsors. It may be removed by investors holding 51% of the Units at any time or by the Sponsors without the consent of investors if it becomes incapable of acting or bankrupt, its affairs are taken over by public authorities, or if under certain conditions the Sponsors determine in good faith that its replacement is in the best interest of the investors. The Evaluator may resign or be removed by the Sponsors and the Trustee without the investors' consent. The resignation or removal of either becomes effective upon acceptance of appointment by a successor; in this case, the Sponsors will use their best efforts to appoint a successor promptly; however, if upon resignation no successor has accepted appointment within 30 days after notification, the resigning Trustee or Evaluator may apply to a court of competent jurisdiction to appoint a successor.

     Any Sponsor may resign so long as one Sponsor with a net worth of $2,000,000 remains and is agreeable to the resignation. A new Sponsor may be appointed by the remaining Sponsors and the Trustee to assume the duties of the resigning Sponsor. If there is only one Sponsor and it fails to perform its duties or becomes incapable of acting or bankrupt or its affairs are taken over by public authorities, the Trustee may appoint a successor Sponsor at reasonable rates of compensation, terminate the Indenture and liquidate the Fund or continue to act as Trustee without a Sponsor. Merrill Lynch, Pierce, Fenner & Smith Incorporated has been appointed as Agent for the Sponsors by the other Sponsors.

     The Sponsors, the Trustee and the Evaluator are not liable to investors or any other party for any act or omission in the conduct of their responsibilities absent bad faith, willful misfeasance, negligence (gross negligence in the case of a Sponsor or the Evaluator) or reckless disregard of duty. The Indenture contains customary provisions limiting the liability of the Trustee.

MISCELLANEOUS

LEGAL OPINION

     The legality of the Units has been passed upon by Davis Polk & Wardwell, 450 Lexington Avenue, New York, New York 10017, as special counsel for the Sponsors.

AUDITORS

     The Statement of Condition in the Prospectus was audited by Deloitte & Touche LLP, independent accountants, as stated in their opinion. It is included in reliance upon that opinion given on the authority of that firm as experts in accounting and auditing.

TRUSTEE

     The Trustee and its address are stated on the back cover of the Prospectus. The Trustee is subject to supervision by the Federal Deposit Insurance Corporation, the Board of Governors of the Federal Reserve System and either the Comptroller of the Currency or state banking authorities.

SPONSORS

     The Sponsors are listed on the back cover of the Prospectus. They may include Merrill Lynch, Pierce, Fenner & Smith Incorporated, a wholly-owned subsidiary of Merrill Lynch Co. Inc.; Smith Barney Inc., an indirect wholly-owned subsidiary of The Travelers Inc.; Prudential Securities Incorporated, an indirect wholly-owned subsidiary of the Prudential Insurance Company of America; Dean Witter Reynolds, Inc., a principal operating subsidiary of Dean Witter Discover & Co. and PaineWebber Incorporated, a wholly-owned subsidiary of PaineWebber Group Inc. Each Sponsor, or one of its predecessor corporations, has acted as Sponsor of a number of series of unit investment trusts. Each Sponsor has acted as principal underwriter and managing underwriter of other investment companies. The Sponsors, in addition to participating as members of various selling groups or as agents of other investment companies, execute orders on behalf of investment companies for the purchase and sale of securities of these companies and sell securities to these companies in their capacities as brokers or dealers in securities.

PUBLIC DISTRIBUTION

     In the initial offering period Units will be distributed to the public through the Underwriting Account and dealers who are members of the National Association of Securities Dealers, Inc. The initial offering period is 30 days or less if all Units are sold. If some Units initially offered have not been sold, the Sponsors may extend the initial offering period for up to four additional successive 30-day periods.

     The Sponsors intend to qualify Units for sale in all states in which qualification is deemed necessary through the Underwriting Account and by dealers who are members of the National Association of Securities Dealers, Inc.; however, Units of a State trust will be offered for sale only in the State for which the trust is named, except that Units of a New Jersey trust will also be offered in Connecticut, Units of a Florida trust will also be offered in New York and Units of a New York trust will also be offered in Connecticut, Florida and Puerto Rico. The Sponsors do not intend to qualify Units for sale in any foreign countries and this Prospectus does not constitute an offer to sell Units in any country where Units cannot lawfully be sold. Sales to dealers and to introducing dealers, if any, will initially be made at prices which represent a concession from the Public Offering Price, but the Agent for the Sponsors reserves the right to change the rate of any concession from time to time. Any dealer or introducing dealer may reallow a concession up to the concession to dealers.

UNDERWRITERS' AND SPONSORS' PROFITS

     Upon sale of the Units, the Underwriters will be entitled to receive sales charges. The Sponsors also realize a profit or loss on deposit of the Bonds equal to the difference between the cost of the Bonds to the Fund (based on the offer side evaluation on the initial date of deposit) and the Sponsors' cost of the Bonds. In addition, a Sponsor or Underwriter may realize profits or sustain losses on Bonds it deposits in the Fund which were acquired from underwriting syndicates of which it was a member. During the initial offering period, the Underwriting Account also may realize profits or sustain losses as a result of fluctuations after the initial date of deposit in the Public Offering Price of the Units. In maintaining a secondary market for Units, the Sponsors will also realize profits or sustain losses in the amount of any difference between the prices at which they buy Units and the prices at which they resell these Units (which include the sales charge) or the prices at which they redeem the Units. Cash, if any, made available by buyers of Units to the Sponsors prior to a settlement date for the purchase of Units may be used in the Sponsors' businesses to the extent permitted by Rule 15c3-3 under the Securities Exchange Act of 1934 and may be of benefit to the Sponsors.

FUND PERFORMANCE

     Information on the performance of the Fund for various periods, on the basis of changes in Unit price plus the amount of income and principal distributions reinvested, may be included from time to time in advertisements, sales literature, reports and other information furnished to current or prospective investors. Total return figures are not averaged, and may not reflect deduction of the sales charge, which would decrease the return. Average annualized return figures reflect deduction of the maximum sales charge. No provision is made for any income taxes payable.

      Past performance may not be indicative of future results. The Fund is not actively managed. Unit price and return fluctuate with the value of the Bonds in the Portfolio, so there may be a gain or loss when Units are sold.

      Fund performance may be compared to performance on the same basis (with distributions reinvested) of Moody's Municipal Bond Averages or performance data from publications such as Lipper Analytical Services, Inc., Morningstar Publications, Inc., Money Magazine, The New York Times, U.S. News and World Report, Barron's Business Week, CDA Investment Technology, Inc., Forbes Magazine or Fortune Magazine. As with other performance data, performance comparisons should not be considered representative of the Fund's relative performance for any future period.

DEFINED ASSET FUNDS

     Municipal Investment Trust Funds have provided investors with tax-free income for more than 30 years. For decades informed investors have purchased unit investment trusts for dependability and professional selection of investments. Defined Asset Funds' philosophy is to allow investors to 'buy with knowledge' (because, unlike managed funds, the portfolio of municipal bonds and the return are relatively fixed) and 'hold with confidence' (because the portfolio is professionally selected and regularly reviewed). Defined Asset Funds offers an array of simple and convenient investment choices, suited to fit a wide variety of personal financial goals--a buy and hold strategy for capital accumulation, such as for children's education or retirement, or attractive, regular current income consistent with the preservation of principal. Tax-exempt income can help investors keep more today for a more secure financial future. It can also be important in planning because tax brackets may increase with higher earnings or changes in tax laws. Unit investment trusts are particularly suited for the many investors who prefer to seek long-term income by purchasing sound investments and holding them, rather than through active trading. Few individuals have the knowledge, resources or capital to buy and hold a diversified portfolio on their own; it would generally take a considerable sum of money to obtain the breadth and diversity that Defined Asset Funds offer. One's investment objectives may call for a combination of Defined Asset Funds.
     Defined Asset Funds reflect a buy and hold strategy that the Sponsors believe can be more effective and cheaper than active management. This strategy is premised on selection criteria and procedures, diversification and regular monitoring by investment professionals. Various advertisements and sales literature may summarize the results of economic studies concerning how stock market movement has tended to be concentrated and how longer-term investments can tend to reduce risk.

     One of the most important investment decisions you face may be how to allocate your investments among asset classes. Diversification among different kinds of investments can balance the risks and rewards of each one. Most investment experts recommend stocks for long-term capital growth. Long-term corporate bonds offer relatively high rates of interest income. By purchasing both defined equity and defined bond funds, investors can receive attractive current income, as well as growth potential, offering some protection against inflation. From time to time various advertisements, sales literature, reports and other information furnished to current or prospective investors may present the average annual compounded rate of return of selected asset classes over various periods of time, compared to the rate of inflation over the same periods.

EXCHANGE OPTION--MUNICIPAL INVESTMENT TRUST FUND ONLY.

     You may exchange Fund Units for units of certain other Defined Asset Funds subject only to a reduced sales charge. You may exchange your units of any Municipal Investment Trust Fund Intermediate Term Series with a regular maximum sales charge of at least 3.25%, of any other Defined Asset Fund with a regular maximum sales charge of at least 3.50%, or of any unaffiliated unit trust with a regular maximum sales charge of at least 3.0%, for Units of this Fund at their relative net asset values, subject only to a reduced sales charge, or to any remaining Deferred Sales Charge, as applicable.

     To make an exchange, you should contact your financial professional to find out what suitable Exchange Funds are available and to obtain a prospectus. You may acquire units of only those Exchange Funds in which the Sponsors are maintaining a secondary market and which are lawfully for sale in the state where you reside. Except for the reduced sales charge, an exchange is a taxable event normally requiring recognition of any gain or loss on the units exchanged. However, the Internal Revenue Service may seek to disallow a loss if the portfolio of the units acquired is not materially different from the portfolio of the units exchanged; you should consult your own tax advisor. If the proceeds of units exchanged are insufficient to acquire a whole number of Exchange Fund units, you may pay the difference in cash (not exceeding the price of a single unit acquired).

     As the Sponsors are not obligated to maintain a secondary market in any series, there can be no assurance that units of a desired series will be available for exchange. The Exchange Option may be amended or terminated at any time without notice.

SUPPLEMENTAL INFORMATION

     Upon writing or calling the Trustee shown on the back cover of Part A of this Prospectus, investors will receive at no cost to the investor supplemental information about the Fund, which has been filed with the SEC. The supplemental information includes more detailed risk factor disclosure about the types of Bonds that may be part of the Fund's Portfolio, general risk disclosure concerning any letters of credit or insurance securing certain Bonds, and general information about the structure and operation of the Fund.

                                   APPENDIX A

DESCRIPTION OF RATINGS (AS DESCRIBED BY THE RATING COMPANIES THEMSELVES)

STANDARD & POOR'S RATINGS GROUP, A DIVISION OF MCGRAW-HILL, INC.

     AAA--Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

     AA--Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

     A--Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

     BBB--Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

     BB, B, CCC, CC--Debt rated BB, B, CCC and CC is regarded, on balance, as predominately speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

     The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

     A provisional rating, indicated by 'p' following a rating, assumes the successful completion of the project being financed by the issuance of the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion.

     * Continuance of the rating is contingent upon S&P's receipt of an executed copy of the escrow agreement or closing documentation confirming investments and cash flows.

     NR--Indicates that no rating has been requested, that there is insufficient information on which to base a rating or that Standard & Poor's does not rate a particular type of obligation as a matter of policy.

MOODY'S INVESTORS SERVICE, INC.

     Aaa--Bonds which are rated Aaa are judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as 'gilt edge'. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa--Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

     A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

     Baa--Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Ba--Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     B--Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     Rating symbols may include numerical modifiers 1, 2 or 3. The numerical modifier 1 indicates that the security ranks at the high end, 2 in the mid-range, and 3 nearer the low end, of the generic category. These modifiers of rating symbols give investors a more precise indication of relative debt quality in each of the historically defined categories.

     Conditional ratings, indicated by 'Con.', are sometimes given when the security for the bond depends upon the completion of some act or the fulfillment of some condition. Such bonds are given a conditional rating that denotes their probable credit stature upon completion of that act or fulfillment of that condition.

     NR--Should no rating be assigned, the reason may be one of the following:
(a) an application for rating was not received or accepted; (b) the issue or issuer belongs to a group of securities that are not rated as a matter of policy; (c) there is a lack of essential data pertaining to the issue or issuer or (d) the issue was privately placed, in which case the rating is not published in Moody's publications.

FITCH INVESTORS SERVICE, INC.

     AAA--These bonds are considered to be investment grade and of the highest quality. The obligor has an extraordinary ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

     AA--These bonds are considered to be investment grade and of high quality. The obligor's ability to pay interest and repay principal, while very strong, is somewhat less than for AAA rated securities or more subject to possible change over the term of the issue.

     A--These bonds are considered to be investment grade and of good quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

     BBB--These bonds are considered to be investment grade and of satisfactory quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however are more likely to weaken this ability than bonds with higher ratings.

     A '+' or a '-' sign after a rating symbol indicates relative standing in its rating.

DUFF & PHELPS CREDIT RATING CO.

     AAA--Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

     AA--High credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic condtions.

     A--Protection factors are average but adequate. However, risk factors are more variable and greater in periods of economic stress.

     A '+' or a '-' sign after a rating symbol indicates relative standing in its rating.

                                   APPENDIX B
        SALES CHARGE SCHEDULES FOR DEFINED ASSET FUNDS, MUNICIPAL SERIES

     DEFERRED AND UP-FRONT SALES CHARGES. Units purchased during the first year of the Fund will be subject to periodic deferred and contingent deferred sales charges. Units purchased in the second through fifth year will be subject to an up-front sales charge as well as periodic deferred and contingent deferred sales charges. Units purchased thereafter will be subject only to an up-front sales charge. During the first five years of the Fund, a fixed periodic deferred sales charge of $2.75 per Unit is payable on 20 quarterly payment dates occurring on the 10th day of February, May, August and November, commencing no earlier than 45 days after the initial date of deposit. Investors purchasing Units on the initial date of deposit and holding for at least five years, for example, would incur total periodic deferred sales charges of $55.00 per Unit. Because of the time value of money, however, as of the initial date of deposit this periodic deferred sales charge obligation would, at current interest rates, equate to an up-front sales charge of approximately 4.75%.

     The Public Offering Price subsequent to the Initial Date of Deposit will fluctuate. As the periodic deferred sales charge is a fixed dollar amount irrespective of the Public Offering Price, it will represent a varying percentage of the Public Offering Price. An up-front sales charge will be imposed on all unit purchases after the first year of the Fund. The following table illustrates the combined maximum up-front and periodic deferred sales charges that would be incurred by an investor who purchases Units at the beginning of each of the first five years of the Fund (based on a constant Unit price) and holds them through the fifth year of the Fund:

                                                                                                           TOTAL
                                                     UP-FRONT SALES CHARGE            MAXIMUM      UP-FRONT AND PERIODIC
                     -----------------------------------------------------------        AMOUNT      DEFERRED SALES
  YEAR OF UNIT       AS PERCENT OF PUBLIC   AS PERCENT OF NET      AMOUNT PER     DEFERRED PER             CHARGES
      PURCHASE        OFFERING PRICE        AMOUNT INVESTED      $1,000 INVESTED  $1,000 INVESTED  PER $1,000 INVESTED
-------------------  ---------------------  -------------------  ---------------  ---------------  ---------------------
             1                  None                  None               None        $   55.00           $   55.00
             2                  1.10%                 1.11%         $   11.00            44.00               55.00
             3                  2.20                  2.25              22.00            33.00               55.00
             4                  3.30                  3.41              33.00            22.00               55.00
             5                  4.40                  4.60              44.00            11.00               55.00

     CONTINGENT DEFERRED SALES CHARGE. Units redeemed or repurchased within 4 years after the Fund's initial date of deposit will not only incur the periodic deferred sales charge until the quarter of redemption or repurchase but will also be subject to a contingent deferred sales charge:


                 YEAR SINCE FUND'S
                  INITIAL DATE OF     CONTINGENT DEFERRED
                      DEPOSIT         SALES CHARGE PER UNIT
               ---------------------  ---------------------
                         1                  $   25.00
                         2                      15.00
                         3                      10.00
                         4                       5.00
                 5 and thereafter                None


     The contingent deferred sales charge is waived on any redemption or repurchase of Units after the death (including the death of a single joint tenant with rights of survivorship) or disability (as defined in the Internal Revenue Code) of an investor, provided the redemption or repurchase is requested within one year of the death or initial determination of disability. The Sponsors may require receipt of satisfactory proof of disability before releasing the portion of the proceeds representing the amount of the contingent deferred sales charge waived.

     To assist investors in understanding the total costs of purchasing units during the first four years of the Fund and disposing of those units by the fifth year, the following tables set forth the maximum combined up-front, periodic and contingent deferred sales charges that would be incurred (assuming a constant Unit price) by an investor:

                    UNITS PURCHASED ON INITIAL OFFERING DATE

  YEAR OF UNIT                              DEFERRED SALES     CONTINGENT DEFERRED
   DISPOSITION       UP-FRONT SALES CHARGE         CHARGE        SALES CHARGE       TOTAL SALES CHARGES
-------------------  ---------------------  -----------------  -------------------  -------------------
             1                  None            $   11.00           $   25.00            $   36.00
             2                  None                22.00               15.00                37.00
             3                  None                33.00               10.00                43.00
             4                  None                44.00                5.00                49.00
             5                  None                55.00                0.00                55.00


                                      b-1

                  UNITS PURCHASED ON FIRST ANNIVERSARY OF FUND


  YEAR OF UNIT                              DEFERRED SALES     CONTINGENT DEFERRED
   DISPOSITION       UP-FRONT SALES CHARGE         CHARGE        SALES CHARGE       TOTAL SALES CHARGES
-------------------  ---------------------  -----------------  -------------------  -------------------
             2             $   11.00            $   11.00           $   15.00            $   37.00
             3                 11.00                22.00               10.00                43.00
             4                 11.00                33.00                5.00                49.00
             5                 11.00                44.00                0.00                55.00

                 UNITS PURCHASED ON SECOND ANNIVERSARY OF FUND


  YEAR OF UNIT                              DEFERRED SALES     CONTINGENT DEFERRED
   DISPOSITION       UP-FRONT SALES CHARGE         CHARGE        SALES CHARGE       TOTAL SALES CHARGES
-------------------  ---------------------  -----------------  -------------------  -------------------
             3             $   22.00            $   11.00           $   10.00            $   43.00
             4                 22.00                22.00                5.00                49.00
             5                 22.00                33.00                0.00                55.00

                  UNITS PURCHASED ON THIRD ANNIVERSARY OF FUND


  YEAR OF UNIT                              DEFERRED SALES     CONTINGENT DEFERRED
   DISPOSITION       UP-FRONT SALES CHARGE         CHARGE        SALES CHARGE       TOTAL SALES CHARGES
-------------------  ---------------------  -----------------  -------------------  -------------------
             4             $   33.00            $   11.00           $    5.00            $   49.00
             5                 33.00                22.00                0.00                55.00

                 UNITS PURCHASED ON FOURTH ANNIVERSARY OF FUND


  YEAR OF UNIT                              DEFERRED SALES     CONTINGENT DEFERRED
   DISPOSITION       UP-FRONT SALES CHARGE         CHARGE        SALES CHARGE       TOTAL SALES CHARGES
-------------------  ---------------------  -----------------  -------------------  -------------------
             5             $   44.00            $   11.00           $    0.00            $   55.00

                                   APPENDIX C
           SALES CHARGE SCHEDULES FOR MUNICIPAL INVESTMENT TRUST FUND
                                INITIAL OFFERING

                                                      SALES CHARGE
                                       (GROSS UNDERWRITING PROFIT)
                                     ----------------------------------
                                      AS PERCENT OF       AS PERCENT OF  DEALER CONCESSION AS   PRIMARY MARKET
                                     OFFER SIDE PUBLIC     NET AMOUNT    PERCENT OF PUBLIC       CONCESSION TO
NUMBER OF UNITS                      OFFERING PRICE          INVESTED     OFFERING PRICE        INTRODUCING DEALERS
-----------------------------------  -------------------  -------------  ---------------------  -------------------

           MONTHLY PAYMENT SERIES, MULTISTATE SERIES, INSURED SERIES


Less than 250......................            4.50%            4.712%             2.925%            $   32.40
250 - 499..........................            3.50             3.627              2.275                 25.20
500 - 749..........................            3.00             3.093              1.950                 21.60
750 - 999..........................            2.50             2.564              1.625                 18.00
1,000 or more......................            2.00             2.041              1.300                 14.40

                   INTERMEDIATE SERIES (TEN YEAR MATURITIES)

Less than 250......................            4.00%            4.167%             2.600%            $   28.80
250 - 499..........................            3.00             3.093              1.950                 21.60
500 - 749..........................            2.50             2.564              1.625                 18.00
750 - 999..........................            2.00             2.041              1.300                 14.40
1,000 or more......................            1.50             1.523              0.975                 10.00

              INTERMEDIATE SERIES (SHORT INTERMEDIATE MATURITIES)

Less than 250......................            2.75%            2.828%             1.788%            $   19.80
250 - 499..........................            2.25             2.302              1.463                 16.20
500 - 749..........................            1.75             1.781              1.138                 12.60
750 - 999..........................            1.25             1.266              0.813                  9.00
1,000 or more......................            1.00             1.010              0.650                  7.20

                                SECONDARY MARKET


                   ACTUAL SALES CHARGE AS     DEALER CONCESSION AS
                   PERCENT OF EFFECTIVE       PERCENT OF EFFECTIVE
 NUMBER OF UNITS        SALES CHARGE               SALES CHARGE
-----------------  -------------------------  -------------------------
1-249                            100%                        65%
250-499                           80                         52
500-749                           60                         39
750-999                           45                      29.25
1,000 or more                     35                      22.75

                             EFFECTIVE SALES CHARGE


                               AS PERCENT       AS PERCENT
          TIME TO             OF BID SIDE        OF PUBLIC
          MATURITY             EVALUATION    OFFERING PRICE
----------------------------  -------------  -----------------
Less than six months                    0%               0%
Six months to 1 year                0.756             0.75
Over 1 year to 2 years              1.523             1.50
Over 2 years to 4 years             2.564             2.50
Over 4 years to 8 years             3.627             3.50
Over 8 years to 15 years            4.712             4.50
Over 15 years                       5.820             5.50

     For this purpose, a Bond will be considered to mature on its stated maturity date unless it has been called for redemption or funds or securities have been placed in escrow to redeem it on an earlier date, or is subject to a mandatory tender, in which case the earlier date will be considered the maturity date.

PROSPECTUS FORMAT

     This prospectus consists of a Part A, this Part B and for certain State Trusts, an additional Part C. The Prospectus does not contain all of the information with respect to the investment company set forth in its registration statement and exhibits relating thereto which have been filed with the Securities and Exchange Commission, Washington, D.C. under the Securities Act of 1933 and the Investment Company Act of 1940, and to which reference is hereby made.

     No person is authorized to give any information or to make any representations with respect to this investment company not contained in the registration statement and related exhibits; and any information or representation not contained therein must not be relied upon as having been authorized. The Prospectus does not constitute an offer to sell, or a solicitation of any offer to buy, securities in any state to any person to whom it is not lawful to make such offer in such state.











                                                                    15900--11/95

                                                  DEFINED
                                ASSET FUNDSSM


SPONSORS:                               MUNICIPAL INVESTMENT
Merrill Lynch,                          TRUST FUND
Pierce, Fenner & Smith Incorporated     Multistate Series--71
Defined Asset Funds                     (Unit Investment Trusts)
P.O. Box 9051                           PROSPECTUS PART A
Princeton, N.J. 08543-9051              This Prospectus consists of a Part A and
(609) 282-8500                          a Part B. The Prospectus does not
Smith Barney Inc.                       contain all of the information with
Unit Trust Department                   respect to the investment company set
388 Greenwich Street--23rd Floor        forth in its registration statement and
New York, NY 10013                      exhibits relating thereto which have
1-800-223-2532                          been filed with the Securities and
PaineWebber Incorporated                Exchange Commission, Washington, D.C.
1200 Harbor Boulevard                   under the Securities Act of 1933 and the
Weehawken, N.J. 07087                   Investment Company Act of 1940, and to
(201) 902-3000                          which reference is hereby made.
Prudential Securities Incorporated      No person is authorized to give any
One Seaport Plaza                       information or to make any
199 Water Street                        representations with respect to this
New York, N.Y. 10292                    investment company not contained in its
(212) 776-1000                          registration statement and exhibits
Dean Witter Reynolds Inc.               relating thereto; and any information or
Two World Trade Center--59th Floor      representation not contained therein
New York, N.Y. 10048                    must not be relied upon as having been
(212) 392-2222                          authorized. This Prospectus does not
EVALUATOR:                              constitute an offer to sell, or a
Kenny S&P Evaluation Services,          solicitation of an offer to buy,
a division of J. J. Kenny Co., Inc.     securities in any state to any person to
65 Broadway                             whom it is not lawful to make such offer
New York, N.Y. 10006                    in such state.
TRUSTEE:
The Chase Manhattan Bank, N.A.
(a National Banking Association)
Customer Service Retail Department
770 Broadway--7th Floor
New York, N.Y. 10003-9598
1-800-323-1508


                                                     14968--11/95

                        MUNICIPAL INVESTMENT TRUST FUND
                               MULTISTATE SERIES
                              DEFINED ASSET FUNDS
                       CONTENTS OF REGISTRATION STATEMENT

     This Post-Effective Amendment to the Registration Statement on Form S-6 comprises the following papers and documents:

     The facing sheet of Form S-6.

     The cross-reference sheet (incorporated by reference to the Cross-Reference Sheet to the Registration Statement of Defined Asset Funds Municipal Insured Series, 1933 Act File No. 33-54565).

     The Prospectus.

     The Signatures.

The following exhibits:

     1.1.1--Form of Standard Terms and Conditions of Trust Effective as of
            October 21, 1993 (incorporated by reference to Exhibit 1.1.1 to the Registration Statement of Municipal Investment Trust Fund, Multistate Series--48, 1933 Act File No. 33-50247).

     4.1  --Consent of the Evaluator.

     5.1  --Consent of independent accountants.

     9.1 --Information Supplement (incorporated by reference to Exhibit 9.1 to Amendment No. 1 to the Registration Statement of Municipal
        Investment Trust Fund, Insured Series--226, 1933 Act File No. 33-61281).

                        MUNICIPAL INVESTMENT TRUST FUND
                             MULTISTATE SERIES--71
                              DEFINED ASSET FUNDS

                                   SIGNATURES

     PURSUANT TO THE REQUIREMENTS OF THE SECURITIES ACT OF 1933, THE REGISTRANT, MUNICIPAL INVESTMENT TRUST FUND, MULTISTATE SERIES 71 DEFINED ASSET FUNDS, CERTIFIES THAT IT MEETS ALL OF THE REQUIREMENTS FOR EFFECTIVENESS OF THIS REGISTRATION STATEMENT PURSUANT TO RULE 485(B) UNDER THE SECURITIES ACT OF 1933 AND HAS DULY CAUSED THIS REGISTRATION STATEMENT OR AMENDMENT TO THE REGISTRATION STATEMENT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED THEREUNTO DULY AUTHORIZED IN THE CITY OF NEW YORK AND STATE OF NEW YORK ON THE 8TH DAY OF NOVEMBER, 1995.

             SIGNATURES APPEAR ON PAGES R-3, R-4, R-5, R-6 AND R-7.

     A majority of the members of the Board of Directors of Merrill Lynch, Pierce, Fenner & Smith Incorporated has signed this Registration Statement or Amendment to the Registration Statement pursuant to Powers of Attorney authorizing the person signing this Registration Statement or Amendment to the Registration Statement to do so on behalf of such members.

     A majority of the members of the Board of Directors of Smith Barney Inc. has signed this Registration Statement or Amendment to the Registration Statement pursuant to Powers of Attorney authorizing the person signing this Registration Statement or Amendment to the Registration Statement to do so on behalf of such members.

     A majority of the members of the Executive Committee of the Board of Directors of PaineWebber Incorporated has signed this Registration Statement or Amendment to the Registration Statement pursuant to Powers of Attorney authorizing the person signing this Registration Statement or Amendment to the Registration Statement to do so on behalf of such members.

     A majority of the members of the Board of Directors of Prudential Securities Incorporated has signed this Registration Statement or Amendment to the Registration Statement pursuant to Powers of Attorney authorizing the person signing this Registration Statement or Amendment to the Registration Statement to do so on behalf of such members.

     A majority of the members of the Board of Directors of Dean Witter Reynolds Inc. has signed this Registration Statement or Amendment to the Registration Statement pursuant to Powers of Attorney authorizing the person signing this Registration Statement or Amendment to the Registration Statement to do so on behalf of such members.

               MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED
                                   DEPOSITOR


By the following persons, who constitute a majority of      Powers of Attorney
  the Board of Directors of Merrill Lynch, Pierce,            have been filed
  Fenner & Smith Incorporated:                                under
                                                              Form SE and the
                                                              following 1933 Act
                                                              File
                                                              Number: 33-43466
                                                              and 33-51607


      HERBERT M. ALLISON, JR.
      BARRY S. FREIDBERG
      EDWARD L. GOLDBERG
      STEPHEN L. HAMMERMAN
      JEROME P. KENNEY
      DAVID H. KOMANSKY
      DANIEL T. NAPOLI
      THOMAS H. PATRICK
      JOHN L. STEFFENS
      DANIEL P. TULLY
      ROGER M. VASEY
      ARTHUR H. ZEIKEL
      By
       ERNEST V. FABIO
       (As authorized signatory for Merrill Lynch, Pierce,
       Fenner & Smith Incorporated and
       Attorney-in-fact for the persons listed above)

                       PRUDENTIAL SECURITIES INCORPORATED
                                   DEPOSITOR


By the following persons, who constitute a majority of      Powers of Attorney
  the Board of Directors of Prudential Securities             have been filed
  Incorporated:                                               under Form SE and
                                                              the following 1933
                                                              Act File Number:
                                                              33-41631


      ALAN D. HOGAN
      GEORGE A. MURRAY
      LELAND B. PATON
      HARDWICK SIMMONS
      By
       WILLIAM W. HUESTIS
       (As authorized signatory for Prudential Securities
       Incorporated and Attorney-in-fact for the persons listed above)

                               SMITH BARNEY INC.
                                   DEPOSITOR


By the following persons, who constitute a majority of      Powers of Attorney
  the Board of Directors of Smith Barney Inc.:                have been filed
                                                              under the 1933 Act
                                                              File Number:
                                                              33-49753 and
                                                              33-51607


      STEVEN D. BLACK
      JAMES BOSHART III
      ROBERT A. CASE
      JAMES DIMON
      ROBERT DRUSKIN
      ROBERT F. GREENHILL
      JEFFREY LANE
      JACK L. RIVKIN

      By GINA LEMON
       (As authorized signatory for
       Smith Barney Inc. and
       Attorney-in-fact for the persons listed above)

                           DEAN WITTER REYNOLDS INC.
                                   DEPOSITOR


By the following persons, who constitute  Powers of Attorney have been filed
  a majority of                             under Form SE and the following 1933
  the Board of Directors of Dean Witter     Act File Number: 33-17085
  Reynolds Inc.:


      NANCY DONOVAN
      CHARLES A. FIUMEFREDDO
      JAMES F. HIGGINS
      STEPHEN R. MILLER
      PHILIP J. PURCELL
      THOMAS C. SCHNEIDER
      WILLIAM B. SMITH
      By
       MICHAEL D. BROWNE
       (As authorized signatory for
       Dean Witter Reynolds Inc.
       and Attorney-in-fact for the persons listed above)

                            PAINEWEBBER INCORPORATED
                                   DEPOSITOR


By the following persons, who constitute  Powers of Attorney have been filed
  a majority of                             under
  the Executive Committee of the Board      the following 1933 Act File
  of Directors of PaineWebber               Number: 33-55073
  Incorporated:


      JOSEPH J. GRANO, JR.
      DONALD B. MARRON
      By
       ROBERT E. HOLLEY
       (As authorized signatory for
       PaineWebber Incorporated
       and Attorney-in-fact for the persons listed above)